UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Column Small Cap Select Fund
CFSSX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2025, to  February 28, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Select Fund	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,731,416,250
Number of Holdings	398
Net Advisory Fee	$3,508,547
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Industrials
25.1%
Information Technology
16.8%
Health Care
13.5%
Financials
10.4%
Consumer Discretionary
8.7%
Energy
7.2%
Materials
5.9%
Utilities
3.4%
Real Estate
1.9%
Cash & Other
7.1%

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.8%
BKV Corp.	1.3%
Teradata Corp.	1.3%
Ultra Clean Holdings, Inc.	1.2%
National Vision Holdings, Inc.	1.1%
Viasat, Inc.	1.0%
Tri Pointe Homes, Inc.	0.9%
iShares Russell 2000 Value ETF	0.9%
PTC Therapeutics, Inc.	0.9%
Littelfuse, Inc.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Small Cap Select Fund	PAGE 1	TSR-SAR-89834G620

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Small Cap Select Fund	PAGE 2	TSR-SAR-89834G620

Column Small Cap Fund
CFSLX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2025, to  February 28, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Fund	$31	0.59%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$514,441,887
Number of Holdings	982
Net Advisory Fee	$975,054
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Industrials
23.6%
Financials
18.3%
Information Technology
13.0%
Consumer Discretionary
10.5%
Health Care
8.4%
Energy
7.3%
Materials
6.4%
Utilities
3.2%
Consumer Staples
1.9%
Cash & Other
7.4%

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.4%
ServisFirst Bancshares, Inc.	0.8%
Regal Rexnord Corp.	0.8%
Commercial Metals Co.	0.8%
Enerpac Tool Group Corp.	0.8%
iShares Russell 2000 Value ETF	0.7%
Toro Co.	0.7%
Element Solutions, Inc.	0.7%
Valmont Industries, Inc.	0.7%
AAON, Inc.	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Small Cap Fund	PAGE 1	TSR-SAR-89834G612

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Small Cap Fund	PAGE 2	TSR-SAR-89834G612

Column Mid Cap Select Fund
CFMSX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2025, to  February 28, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Select Fund	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,009,857,889
Number of Holdings	201
Net Advisory Fee	$4,982,829
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Industrials
31.8%
Financials
15.4%
Information Technology
12.6%
Consumer Discretionary
10.9%
Health Care
10.5%
Real Estate
4.0%
Materials
3.9%
Energy
3.7%
Consumer Staples
2.2%
Cash & Other
5.0%

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.9%
Ross Stores, Inc.	2.2%
AMETEK, Inc.	2.1%
Teledyne Technologies, Inc.	1.8%
Keysight Technologies, Inc.	1.7%
Houlihan Lokey, Inc.	1.7%
Westinghouse Air Brake Technologies Corp.	1.7%
EMCOR Group, Inc.	1.6%
Monolithic Power Systems, Inc.	1.5%
Old Dominion Freight Line, Inc.	1.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Mid Cap Select Fund	PAGE 1	TSR-SAR-89834G596

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Mid Cap Select Fund	PAGE 2	TSR-SAR-89834G596

Column Mid Cap Fund
CFMCX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2025, to  February 28, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Fund	$24	0.47%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,089,476,349
Number of Holdings	674
Net Advisory Fee	$1,666,550
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Industrials 27.1%
Financials 14.2%
Information Technology 13.1%
Health Care 11.4%
Consumer Discretionary 10.4%
Energy 4.6%
Consumer Staples 4.3%
Materials 4.2%
Utilities 3.9%
Cash & Other 6.8%

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.2%
Monolithic Power Systems, Inc.	1.4%
AMETEK, Inc.	1.4%
Ross Stores, Inc.	1.4%
Cencora, Inc.	1.1%
LPL Financial Holdings, Inc.	0.9%
Keysight Technologies, Inc.	0.9%
Houlihan Lokey, Inc.	0.9%
Vertiv Holdings Co. - Class A	0.9%
Westinghouse Air Brake Technologies Corp.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Mid Cap Fund	PAGE 1	TSR-SAR-89834G588

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Mid Cap Fund	PAGE 2	TSR-SAR-89834G588

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Column Small Cap Select Fund
Column Small Cap Fund
Column Mid Cap Select Fund
Column Mid Cap Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2026
Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.7%
Aerospace & Defense — 3.4%
ATI, Inc.(a)	33,415	$5,466,360
Axon Enterprise, Inc.(a)	3,697	2,005,253
Carpenter Technology Corp.	13,049	5,194,415
Curtiss-Wright Corp.	8,391	5,876,469
Embraer SA - ADR	36,117	2,608,370
FTAI Aviation Ltd.	20,318	6,213,244
Hexcel Corp.	38,825	3,598,689
Huntington Ingalls Industries, Inc.	14,910	6,627,793
Karman Holdings, Inc.(a)	21,474	1,892,074
Kratos Defense & Security Solutions, Inc.(a)	20,749	1,788,149
Mercury Systems, Inc.(a)	62,432	5,558,321
V2X, Inc.(a)	98,953	6,901,972
VSE Corp.	25,480	5,785,744
		59,516,853
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.(a)	31,975	2,008,989
Automobile Components — 0.9%
Garrett Motion, Inc.	69,956	1,424,304
Holley, Inc.(a)	2,031,656	8,289,157
Lear Corp.	28,289	3,712,931
Patrick Industries, Inc.	17,067	2,112,724
		15,539,116
Automobiles — 0.1%
Thor Industries, Inc.	9,259	890,068
Banks — 6.4%
Ameris Bancorp	58,985	4,580,775
Banc of California, Inc.	196,440	3,628,247
BankUnited, Inc.	35,718	1,668,031
Columbia Banking System, Inc.	117,920	3,354,824
Community Financial System, Inc.	40,081	2,426,904
Cullen/Frost Bankers, Inc.	39,306	5,432,875
Customers Bancorp, Inc.(a)	35,623	2,402,415
First BanCorp	532,131	11,243,928
First Financial Bancorp	146,200	4,103,834
First Financial Bankshares, Inc.	43,098	1,333,021
Glacier Bancorp, Inc.	164,910	7,501,756
Huntington Bancshares, Inc.	422,101	7,091,297
Lakeland Financial Corp.	24,474	1,421,695
Northpointe Bancshares, Inc.	416,693	7,525,476
Old National Bancorp	144,460	3,337,026
Peapack-Gladstone Financial Corp.	109,482	3,666,552
Prosperity Bancshares, Inc.	106,360	7,484,553
SouthState Bank Corp.	51,355	5,067,198
Stock Yards Bancorp, Inc.	11,244	721,190

	Shares	Value
Texas Capital Bancshares, Inc.(a)	63,743	$6,074,708
UMB Financial Corp.	52,615	6,097,026
United Bankshares, Inc.	90,150	3,723,195
United Community Banks, Inc.	157,572	5,069,091
Wintrust Financial Corp.	18,895	2,722,014
WSFS Financial Corp.	42,090	2,673,136
		110,350,767
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	44,220	8,950,128
Biotechnology — 5.0%
Alkermes PLC(a)	45,233	1,361,513
Apogee Therapeutics, Inc.(a)	57,950	4,056,500
Arcutis Biotherapeutics, Inc.(a)	68,609	1,850,385
Arrowhead Pharmaceuticals, Inc.(a)	55,868	3,534,768
Bridgebio Pharma, Inc.(a)	48,253	3,207,859
CareDx, Inc.(a)	585,841	10,990,377
CG oncology, Inc.(a)	52,017	3,058,600
Immunome, Inc.(a)	101,877	2,227,031
Kymera Therapeutics, Inc.(a)	46,158	4,216,533
Madrigal Pharmaceuticals, Inc.(a)	6,339	2,738,448
Natera, Inc.(a)	11,256	2,341,698
Nuvalent, Inc. - Class A(a)	18,821	1,918,801
Praxis Precision Medicines, Inc.(a)	22,389	7,539,496
Protagonist Therapeutics, Inc.(a)	30,802	2,836,248
PTC Therapeutics, Inc.(a)	235,445	16,054,995
Rhythm Pharmaceuticals, Inc.(a)	29,144	2,702,523
Scholar Rock Holding Corp.(a)	69,155	3,061,492
Spyre Therapeutics, Inc.(a)	82,062	3,529,487
Travere Therapeutics, Inc.(a)	73,246	2,181,998
Twist Bioscience Corp.(a)	33,393	1,566,800
Veracyte, Inc.(a)	51,096	1,869,603
Xenon Pharmaceuticals, Inc.(a)	92,377	3,993,458
		86,838,613
Building Products — 2.0%
Armstrong World Industries, Inc.	9,949	1,726,151
Carlisle Cos., Inc.	19,505	7,699,989
CSW Industrials, Inc.	15,044	4,427,900
Griffon Corp.	19,963	1,701,646
Hayward Holdings, Inc.(a)	83,123	1,329,968
Modine Manufacturing Co.(a)	14,919	3,390,343
Resideo Technologies, Inc.(a)	295,870	11,450,169
Simpson Manufacturing Co., Inc.	8,093	1,566,562
Zurn Elkay Water Solutions Corp.	34,713	1,769,669
		35,062,397

The accompanying notes are an integral part of these financial statements.

1

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc. - Class A	176,785	$7,120,900
BGC Group, Inc. - Class A	1,300,561	12,381,341
Hamilton Lane, Inc. - Class A	6,603	692,919
Houlihan Lokey, Inc.	6,844	1,120,842
MarketAxess Holdings, Inc.	14,281	2,741,952
Perella Weinberg Partners	496,586	9,191,807
StoneX Group, Inc.(a)	17,441	2,223,727
		35,473,488
Chemicals — 3.1%
Element Solutions, Inc.	348,513	12,229,321
Hawkins, Inc.	21,165	3,155,701
HB Fuller Co.	43,583	2,864,275
Huntsman Corp.	842,606	10,658,966
Ingevity Corp.(a)	116,026	8,357,353
International Flavors & Fragrances, Inc.	51,090	4,201,131
Kronos Worldwide, Inc.	1,038,503	6,033,702
Sensient Technologies Corp.	60,370	6,129,366
		53,629,815
Commercial Services & Supplies — 2.2%
Brady Corp. - Class A	25,166	2,323,828
BrightView Holdings, Inc.(a)	538,526	7,426,274
Casella Waste Systems, Inc. - Class A(a)	10,567	984,422
Clean Harbors, Inc.(a)	37,511	10,998,225
Enviri Corp.(a)	426,953	8,082,220
OPENLANE, Inc.(a)	241,485	6,884,737
Rollins, Inc.	9,621	585,823
Tetra Tech, Inc.	42,087	1,508,398
		38,793,927
Communications Equipment — 1.8%
Applied Optoelectronics, Inc.(a)	27,435	2,310,850
Ciena Corp.(a)	14,028	4,891,564
Lumentum Holdings, Inc.(a)	8,624	6,044,648
Ribbon Communications, Inc.(a)	890,464	1,985,735
Viasat, Inc.(a)	359,543	16,459,878
		31,692,675
Construction & Engineering — 3.3%
Arcosa, Inc.	70,315	7,557,456
Centuri Holdings, Inc.(a)	43,880	1,360,280
Construction Partners, Inc. - Class A(a)	33,184	4,458,934
Dycom Industries, Inc.(a)	7,846	3,295,477
Everus Construction Group, Inc.(a)	19,719	2,383,436
Legence Corp. - Class A(a)	52,234	3,032,184
MYR Group, Inc.(a)	32,182	8,687,853
Solv Energy, Inc. - Class A(a)	72,554	2,286,902
Sterling Infrastructure, Inc.(a)	9,655	4,133,595

	Shares	Value
Tutor Perini Corp.	139,277	$10,497,307
Valmont Industries, Inc.	21,381	9,833,763
		57,527,187
Construction Materials — 0.4%
Eagle Materials, Inc.	25,528	5,713,166
Knife River Corp.(a)	10,962	975,399
		6,688,565
Consumer Finance — 0.6%
Bread Financial Holdings, Inc.	26,000	1,842,360
FirstCash Holdings, Inc.	35,960	6,932,728
LendingClub Corp.(a)	128,181	1,911,179
		10,686,267
Containers & Packaging — 0.5%
AptarGroup, Inc.	11,103	1,595,612
Avery Dennison Corp.	29,944	5,879,505
Sealed Air Corp.	45,506	1,905,791
		9,380,908
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	15,893	1,184,346
Driven Brands Holdings, Inc.(a)	461,023	5,071,253
		6,255,599
Diversified Telecommunication Services — 0.2%
Lumen Technologies, Inc.(a)	406,075	2,887,193
Electric Utilities — 0.5%
IDACORP, Inc.	14,232	2,048,981
Portland General Electric Co.	112,327	6,061,165
		8,110,146
Electrical Equipment — 1.9%
Babcock & Wilcox Enterprises, Inc.(a)	351,894	3,117,781
Bloom Energy Corp. - Class A(a)	56,111	8,734,799
Eos Energy Enterprises, Inc.(a)	458,531	2,611,334
Forgent Power Solutions, Inc.(a)	53,207	1,829,789
Nextpower, Inc. - Class A(a)	39,957	4,199,481
Preformed Line Products Co.	598	151,683
Regal Rexnord Corp.	48,029	10,613,448
Vicor Corp.(a)	10,821	2,179,349
		33,437,664
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	6,923	2,323,151
Badger Meter, Inc.	3,772	574,966
Coherent Corp.(a)	34,227	8,862,397
Fabrinet(a)	10,060	5,489,038
Innoviz Technologies Ltd.(a)	224,081	191,119
IPG Photonics Corp.(a)	57,376	7,548,960
Itron, Inc.(a)	35,019	3,290,035

The accompanying notes are an integral part of these financial statements.

2

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — (Continued)
Knowles Corp.(a)	64,221	$1,744,885
Littelfuse, Inc.	43,020	15,162,829
nLight, Inc.(a)	96,940	5,447,059
OSI Systems, Inc.(a)	28,938	8,253,118
Rogers Corp.(a)	17,327	1,868,370
Sanmina Corp.(a)	47,900	7,436,954
Teledyne Technologies, Inc.(a)	7,341	4,999,955
		73,192,836
Energy Equipment & Services — 3.2%
Archrock, Inc.	213,995	7,560,443
Innovex International, Inc.(a)	77,732	2,048,238
Liberty Energy, Inc.	316,099	8,879,221
National Energy Services Reunited Corp.(a)	256,668	6,429,534
Noble Corp. PLC	80,005	3,634,627
Oceaneering International, Inc.(a)	34,015	1,207,533
Patterson-UTI Energy, Inc.	167,264	1,423,417
Solaris Energy Infrastructure, Inc. - Class A	57,019	2,829,853
TechnipFMC PLC	110,678	7,339,058
TETRA Technologies, Inc.(a)	771,400	6,680,324
Tidewater, Inc.(a)	34,053	2,704,489
Weatherford International PLC	37,518	3,956,648
		54,693,385
Entertainment — 0.2%
Lionsgate Studios Corp.(a)	386,242	3,476,178
Starz Entertainment Corp.(a)	24,782	272,602
		3,748,780
Financial Services — 0.1%
Jack Henry & Associates, Inc.	11,394	1,851,069
Shift4 Payments, Inc. - Class A(a)	5,808	255,959
		2,107,028
Food Products — 0.2%
Hain Celestial Group, Inc.(a)	151,888	121,419
Magnum Ice Cream Co. NV(a)	181,531	2,880,897
		3,002,316
Gas Utilities — 1.5%
Atmos Energy Corp.	31,131	5,814,960
Chesapeake Utilities Corp.	11,724	1,594,112
National Fuel Gas Co.	7,870	716,406
New Jersey Resources Corp.	103,367	5,606,626
Northwest Natural Holding Co.	88,490	4,693,510
Spire, Inc.	57,545	5,271,697
UGI Corp.	48,211	1,803,574
		25,500,885

	Shares	Value
Ground Transportation — 1.9%
Knight-Swift Transportation Holdings, Inc.	55,106	$3,467,269
Marten Transport Ltd.	548,322	7,451,696
Proficient Auto Logistics, Inc.(a)	741,624	5,614,094
RXO, Inc.(a)	505,998	8,075,728
Saia, Inc.(a)	14,188	5,751,673
Schneider National, Inc. - Class B	46,615	1,322,934
Werner Enterprises, Inc.	57,890	2,031,360
		33,714,754
Health Care Equipment & Supplies — 2.0%
Accuray, Inc.(a)	380,800	219,912
AtriCure, Inc.(a)	59,903	1,872,568
CONMED Corp.	20,155	927,130
CytoSorbents Corp.(a)	6,741	5,072
DENTSPLY SIRONA, Inc.	82,171	1,206,270
Glaukos Corp.(a)	20,845	2,509,738
Haemonetics Corp.(a)	119,221	7,549,074
Integra LifeSciences Holdings Corp.(a)	149,228	1,698,215
IRhythm Holdings, Inc.(a)	12,309	1,646,329
LeMaitre Vascular, Inc.	8,357	904,060
Neogen Corp.(a)	112,316	1,261,309
OraSure Technologies, Inc.(a)	241,034	759,257
QuidelOrtho Corp.(a)	112,686	2,562,480
Teleflex, Inc.	45,205	5,517,722
TransMedics Group, Inc.(a)	20,591	2,991,049
UFP Technologies, Inc.(a)	3,439	724,184
Varex Imaging Corp.(a)	136,536	1,798,179
		34,152,548
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	198,495	4,652,723
AMN Healthcare Services, Inc.(a)	444,312	8,655,198
Chemed Corp.	3,677	1,507,607
Cross Country Healthcare, Inc.(a)	645,935	5,619,634
Guardant Health, Inc.(a)	56,674	5,321,689
Option Care Health, Inc.(a)	164,216	5,330,451
		31,087,302
Hotels, Restaurants & Leisure — 1.6%
Brightstar Lottery PLC	405,105	5,493,224
Brinker International, Inc.(a)	15,143	2,244,193
Cava Group, Inc.(a)	22,484	1,854,255
Churchill Downs, Inc.	38,700	3,557,691
Norwegian Cruise Line Holdings Ltd.(a)	197,505	4,896,149
Red Rock Resorts, Inc. - Class A	46,230	2,799,226
Texas Roadhouse, Inc.	10,300	1,883,561

The accompanying notes are an integral part of these financial statements.

3

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Hotels, Restaurants & Leisure — (Continued)
Travel + Leisure Co.	48,116	$3,546,149
United Parks & Resorts, Inc.(a)	24,124	839,274
		27,113,722
Household Durables — 2.2%
Installed Building Products, Inc.	23,246	7,619,109
Meritage Homes Corp.	47,460	3,579,433
Somnigroup International, Inc.	57,405	5,138,322
Taylor Morrison Home Corp.(a)	54,915	3,618,350
Tri Pointe Homes, Inc.(a)	349,004	16,158,885
Whirlpool Corp.	30,124	2,061,385
		38,175,484
Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies, Inc.	106,485	11,042,494
Vistra Corp.	14,219	2,472,542
		13,515,036
Insurance — 1.2%
American Integrity Insurance Group, Inc.(a)	474,712	9,665,136
AMERISAFE, Inc.	17,824	579,815
Hagerty, Inc. - Class A(a)	77,704	912,245
Hanover Insurance Group, Inc.	12,615	2,278,647
Ryan Specialty Holdings, Inc.	792	31,165
Selective Insurance Group, Inc.	30,915	2,598,097
Stewart Information Services Corp.	26,312	1,867,889
White Mountains Insurance Group Ltd.	1,309	2,906,648
		20,839,642
Interactive Media & Services — 0.6%
IAC, Inc.(a)	278,597	10,675,837
IT Services — 0.3%
Kyndryl Holdings, Inc.(a)	247,471	3,051,317
Unisys Corp.(a)	336,850	818,545
Wix.com Ltd.(a)	16,786	1,182,742
		5,052,604
Leisure Products — 0.2%
Acushnet Holdings Corp.	4,627	473,481
BRP, Inc.	32,667	2,395,634
		2,869,115
Life Sciences Tools & Services — 2.0%
Azenta, Inc.(a)	43,067	1,161,948
Bio-Techne Corp.	32,641	1,925,819
Charles River Laboratories International, Inc.(a)	11,948	2,132,599
Cytek Biosciences, Inc.(a)	1,743,479	7,810,786
ICON PLC(a)	81,623	8,826,711

	Shares	Value
Mesa Laboratories, Inc.	69,440	$6,705,821
Revvity, Inc.	45,500	4,473,105
Standard BioTools, Inc.(a)	304,387	343,957
Stevanato Group SpA	45,145	700,650
West Pharmaceutical Services, Inc.	3,462	880,525
		34,961,921
Machinery — 4.8%
Alamo Group, Inc.	24,310	5,190,914
Albany International Corp. - Class A	20,793	1,198,716
Alliance Laundry Holdings, Inc.(a)	78,577	1,762,482
Atmus Filtration Technologies, Inc.	10,182	657,045
Crane Co.	21,072	4,225,568
Enerpac Tool Group Corp.	43,417	1,771,414
Enpro, Inc.	3,745	968,644
Esab Corp.	17,192	2,169,115
ESCO Technologies, Inc.	17,489	4,849,525
Federal Signal Corp.	33,738	3,928,115
Flowserve Corp.	38,205	3,381,907
Gates Industrial Corp. PLC(a)	84,110	2,318,913
Graco, Inc.	12,388	1,163,481
Helios Technologies, Inc.	42,470	3,028,960
Hillman Solutions Corp.(a)	182,470	1,496,254
JBT Marel Corp.	59,120	9,104,480
Kadant, Inc.	4,183	1,418,748
Lincoln Electric Holdings, Inc.	17,875	5,131,019
Lindsay Corp.	10,264	1,382,561
Miller Industries, Inc.	11,144	468,382
Mueller Industries, Inc.	53,770	6,342,709
RBC Bearings, Inc.(a)	4,983	2,869,809
SPX Technologies, Inc.(a)	32,347	7,340,828
Standex International Corp.	8,795	2,304,290
Stratasys Ltd.(a)	300,610	2,894,874
Terex Corp.	36,683	2,523,424
Toro Co.	18,568	1,835,633
Watts Water Technologies, Inc. - Class A	2,370	779,114
		82,506,924
Marine Transportation — 0.9%
Kirby Corp.(a)	20,436	2,652,593
Star Bulk Carriers Corp.	470,128	12,359,665
		15,012,258
Media — 0.4%
Criteo SA - ADR(a)	226,727	4,051,611
John Wiley & Sons, Inc. - Class A	31,975	991,865
Nexstar Media Group, Inc.	9,634	2,418,327
		7,461,803
Metals & Mining — 1.9%
Alcoa Corp.	31,109	1,931,247
Century Aluminum Co.(a)	99,208	5,115,164

The accompanying notes are an integral part of these financial statements.

4

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Metals & Mining — (Continued)
Cleveland-Cliffs, Inc.(a)	325,245	$3,467,112
Commercial Metals Co.	78,735	5,771,276
Hudbay Minerals, Inc.	77,046	2,182,713
MP Materials Corp.(a)	38,248	2,251,660
Pan American Silver Corp.	59,053	4,056,941
thyssenkrupp AG	639,688	7,974,935
		32,751,048
Multi-Utilities — 0.4%
Northwestern Energy Group, Inc.	89,094	6,233,016
Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp.(a)	101,215	3,725,724
BKV Corp.(a)	705,401	22,100,213
Cameco Corp.	35,084	4,153,946
CNX Resources Corp.(a)	163,489	6,830,570
Devon Energy Corp.	98,152	4,272,557
Matador Resources Co.	70,795	3,638,863
Murphy Oil Corp.	118,210	3,918,661
Permian Resources Corp.	217,780	3,983,196
Scorpio Tankers, Inc.	122,183	9,662,232
Uranium Energy Corp.(a)	337,990	5,181,387
Viper Energy, Inc. - Class A	39,328	1,830,325
		69,297,674
Pharmaceuticals — 2.7%
Amneal Pharmaceuticals, Inc.(a)	255,584	3,529,615
Axsome Therapeutics, Inc.(a)	16,262	2,665,179
Crinetics Pharmaceuticals, Inc.(a)	159,056	6,537,201
Definium Therapeutics, Inc.(a)	136,454	2,381,122
Edgewise Therapeutics, Inc.(a)	133,074	4,050,772
Indivior Pharmaceuticals, Inc.(a)	57,869	1,893,474
Innoviva, Inc.(a)	604,159	13,871,491
Septerna, Inc.(a)	110,886	3,217,912
Structure Therapeutics, Inc. - ADR(a)	36,453	2,295,810
Tarsus Pharmaceuticals, Inc.(a)	42,713	3,225,686
WaVe Life Sciences Ltd.(a)	201,259	2,803,538
		46,471,800
Professional Services — 2.0%
Alight, Inc. - Class A	475,432	418,237
Conduent, Inc.(a)	782,371	1,142,262
CRA International, Inc.	4,219	728,453
Exponent, Inc.	13,569	987,552
FTI Consulting, Inc.(a)	32,865	5,403,663
KBR, Inc.	167,742	7,083,745
Maximus, Inc.	81,087	6,130,988
Planet Labs PBC(a)	261,606	6,315,169

	Shares	Value
TrueBlue, Inc.(a)	763,832	$3,231,009
UL Solutions, Inc.	31,361	2,633,383
		34,074,461
Real Estate Management & Development — 0.7%
Colliers International Group, Inc.	11,596	1,376,793
Compass, Inc. - Class A(a)	177,011	1,725,857
Cushman & Wakefield Ltd.(a)	569,730	7,640,080
FirstService Corp.	12,618	1,988,218
		12,730,948
Semiconductors & Semiconductor Equipment — 6.0%
Camtek Ltd.(a)	20,889	3,496,610
CEVA, Inc.(a)	74,417	1,552,339
Impinj, Inc.(a)	14,382	1,764,096
indie Semiconductor, Inc. - Class A(a)	438,522	1,604,991
Lattice Semiconductor Corp.(a)	26,860	2,568,353
MACOM Technology Solutions Holdings, Inc.(a)	43,724	10,848,799
MKS, Inc.	11,481	2,806,645
Onto Innovation, Inc.(a)	55,211	11,919,503
Power Integrations, Inc.	42,557	2,039,331
Rambus, Inc.(a)	98,857	9,852,089
Semtech Corp.(a)	87,408	7,885,950
Silicon Motion Technology Corp. - ADR	101,069	13,061,147
SiTime Corp.(a)	13,246	5,270,318
Tower Semiconductor Ltd.(a)	13,446	1,679,002
Ultra Clean Holdings, Inc.(a)	333,149	20,215,481
Veeco Instruments, Inc.(a)	239,913	7,331,741
		103,896,395
Software — 4.5%
8x8, Inc.(a)	2,362,848	5,056,495
Adeia, Inc.	209,863	4,342,065
BlackLine, Inc.(a)	22,785	803,171
CCC Intelligent Solutions Holdings, Inc.(a)	135,704	791,154
Cipher Digital, Inc.(a)	100,462	1,567,207
Cognyte Software Ltd.(a)	373,191	2,645,924
Commvault Systems, Inc.(a)	5,837	496,612
Computer Modelling Group Ltd.	29,973	90,219
Fair Isaac Corp.(a)	542	763,873
InterDigital, Inc.	16,681	6,114,087
LiveRamp Holdings, Inc.(a)	56,005	1,521,656
Manhattan Associates, Inc.(a)	10,096	1,367,301
NCR Voyix Corp.(a)	1,151,045	8,793,984
OneSpan, Inc.	103,078	1,137,981
Pegasystems, Inc.	177,515	7,762,731
Qualys, Inc.(a)	5,331	492,957
Radware Ltd.(a)	108,300	2,507,145
SPS Commerce, Inc.(a)	14,923	843,299

The accompanying notes are an integral part of these financial statements.

5

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Teradata Corp.(a)	694,869	$21,881,425
Terawulf, Inc.(a)	139,710	2,266,096
Tyler Technologies, Inc.(a)	2,794	991,004
UiPath, Inc. - Class A(a)	160,820	1,725,599
Varonis Systems, Inc.(a)	145,541	3,361,997
Xperi, Inc.(a)	166,089	1,018,126
		78,342,108
Specialized REITs — 0.0%(b)
Fermi, Inc.(a)	81,250	810,063
Specialty Retail — 3.2%
Academy Sports & Outdoors, Inc.	87,367	5,253,378
Asbury Automotive Group, Inc.(a)	3,920	838,018
Bath & Body Works, Inc.	179,715	4,090,313
Boot Barn Holdings, Inc.(a)	9,366	1,772,234
Caleres, Inc.	78,402	932,200
Floor & Decor Holdings, Inc. - Class A(a)	10,362	715,910
Murphy USA, Inc.	1,683	657,615
National Vision Holdings, Inc.(a)	723,977	19,525,660
RealReal, Inc.(a)	142,343	1,745,125
Tractor Supply Co.	21,808	1,130,527
Valvoline, Inc.(a)	245,486	9,279,371
Victoria’s Secret & Co.(a)	45,526	2,854,480
Warby Parker, Inc. - Class A(a)	192,390	4,811,674
Winmark Corp.	3,070	1,400,657
		55,007,162
Textiles, Apparel & Luxury Goods — 0.1%
Under Armour, Inc. - Class C(a)	240,269	1,737,145
Tobacco — 0.3%
Turning Point Brands, Inc.	35,296	4,835,199
Trading Companies & Distributors — 2.3%
AerCap Holdings NV	60,962	9,110,161
Custom Truck One Source, Inc.(a)	651,995	4,668,284
EquipmentShare.com, Inc. - Class A(a)	57,079	1,656,433
GATX Corp.	39,295	7,236,960
Rush Enterprises, Inc. - Class A	42,480	3,014,806
SiteOne Landscape Supply, Inc.(a)	25,841	3,692,421
Transcat, Inc.(a)	8,073	629,452
Watsco, Inc.	2,376	991,576
WESCO International, Inc.	24,350	7,049,325
Xometry, Inc. - Class A(a)	54,096	2,218,747
		40,268,165

	Shares	Value
Water Utilities — 0.2%
American States Water Co.	26,360	$1,964,611
Middlesex Water Co.	16,585	895,590
		2,860,201
TOTAL COMMON STOCKS (Cost $1,306,735,162)		1,622,419,930
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Diversified REITs — 0.8%
Broadstone Net Lease, Inc.	686,060	13,302,703
Specialized REITs — 0.3%
National Storage Affiliates Trust	155,326	5,439,517
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,675,354)		18,742,220
EXCHANGE TRADED FUNDS — 0.9%
iShares Russell 2000 Value ETF	81,662	16,132,328
TOTAL EXCHANGE TRADED FUNDS (Cost $13,453,740)		16,132,328

	Contracts
RIGHTS — 0.0%(b)
Capital Markets — 0.0%(b)
InvestIndustrial Advisor - CVR, Expires 2/10/2027(a)(c)	75,481	132,092
TOTAL RIGHTS (Cost $0)		132,092

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.8%
First American Government Obligations Fund - Class X, 3.60%(d)	66,007,418	66,007,418
TOTAL MONEY MARKET FUNDS (Cost $66,007,418)		66,007,418
TOTAL INVESTMENTS — 99.5% (Cost $1,402,871,674)		$1,723,433,988
Other Assets in Excess of Liabilities — 0.5%		7,982,262
TOTAL NET ASSETS — 100.0%		$1,731,416,250

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

6

Column Small Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $132,092 or 0.0% of net assets as of February 28, 2026.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

7

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.8%
Aerospace & Defense — 2.9%
AAR Corp.(a)	9,240	$1,082,651
AerSale Corp.(a)	1,866	14,555
Astronics Corp.(a)	14,728	1,187,371
ATI, Inc.(a)	16,435	2,688,602
Babcock International Group PLC	40,479	738,169
Carpenter Technology Corp.	2,836	1,128,926
Ducommun, Inc.(a)	640	79,098
Hexcel Corp.	23,463	2,174,785
Huntington Ingalls Industries, Inc.	3,535	1,571,378
Karman Holdings, Inc.(a)	7,364	648,842
Melrose Industries PLC	20,611	158,027
Mercury Systems, Inc.(a)	10,281	915,317
QinetiQ Group PLC	202,763	1,375,681
Senior PLC	263,686	1,092,503
VSE Corp.	1,054	239,332
		15,095,237
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(a)	23,170	1,455,771
Hub Group, Inc. - Class A	15,780	679,645
		2,135,416
Automobile Components — 0.8%
Dana, Inc.	16,556	566,877
Dauch Corp.(a)	13,181	86,995
Fox Factory Holding Corp.(a)	13,065	220,015
Gentex Corp.	16,277	380,882
Gentherm, Inc.(a)	2,753	90,216
Goodyear Tire & Rubber Co.(a)	28,326	233,689
LCI Industries	2,614	348,185
Lear Corp.	10,856	1,424,850
Motorcar Parts of America, Inc.(a)	1,574	16,275
Phinia, Inc.	4,779	347,099
Stoneridge, Inc.(a)	2,330	18,384
Strattec Security Corp.(a)	159	13,992
Visteon Corp.	3,411	326,330
		4,073,789
Automobiles — 0.0%(b)
Harley-Davidson, Inc.	12,570	226,260
Banks — 10.5%
1st Source Corp.	1,006	67,412
ACNB Corp.	386	19,454
Amalgamated Financial Corp.	1,815	69,859
Ameris Bancorp	18,536	1,439,506
Arrow Financial Corp.	1,187	39,539
Associated Banc-Corp.	7,891	208,401
Atlantic Union Bankshares Corp.	31,046	1,150,565
Axos Financial, Inc.(a)	5,499	477,423
Banc of California, Inc.	42,089	777,384
BancFirst Corp.	25	2,750
Bancorp, Inc.(a)	15,377	807,139

	Shares	Value
Bank of Hawaii Corp.	2,953	$223,749
Bank of NT Butterfield & Son Ltd.	4,322	219,342
Bank OZK	8,054	374,994
BankUnited, Inc.	6,167	287,999
Banner Corp.	2,340	137,709
Bar Harbor Bankshares	953	30,744
BayCom Corp.	438	12,877
Bridgewater Bancshares, Inc.(a)	765	13,984
Burke & Herbert Financial Services Corp.	1,201	77,392
Business First Bancshares, Inc.	1,960	53,508
Byline Bancorp, Inc.	2,079	64,865
C&F Financial Corp.	123	8,957
California BanCorp	700	12,817
Camden National Corp.	13,137	606,404
Capital Bancorp, Inc.	382	11,235
Capital City Bank Group, Inc.	856	36,675
Carter Bankshares, Inc.(a)	1,424	29,676
Cathay General Bancorp	4,726	234,930
Central BanCo, Inc.	9,378	226,479
Central Pacific Financial Corp.	1,922	61,216
ChoiceOne Financial Services, Inc.	17	487
City Holding Co.	20	2,399
CNB Financial Corp.	1,526	42,743
Coastal Financial Corp.(a)	4,615	342,387
Colony Bankcorp, Inc.	628	12,453
Columbia Banking System, Inc.	105,196	2,992,826
Community Financial System, Inc.	6,162	373,109
Community Trust Bancorp, Inc.	1,100	66,044
Community West Bancshares	522	12,126
ConnectOne Bancorp, Inc.	2,936	77,892
Cullen/Frost Bankers, Inc.	8,709	1,203,758
Customers Bancorp, Inc.(a)	2,735	184,448
Dime Community Bancshares, Inc.	2,761	89,318
Eagle Bancorp, Inc.	1,319	33,569
Enterprise Financial Services Corp.	25,509	1,456,564
Equity Bancshares, Inc. - Class A	288	12,925
Esquire Financial Holdings, Inc.	481	48,571
Fidelity D&D Bancorp, Inc.	193	8,463
First Bancorp	17,248	979,514
First BanCorp	51,593	1,090,160
First Bank	1,610	25,631
First Busey Corp.	5,624	142,625
First Business Financial Services, Inc.	559	30,549
First Commonwealth Financial Corp.	38,908	682,057
First Financial Bancorp	34,625	971,924
First Financial Bankshares, Inc.	6,598	204,076
First Financial Corp.	764	48,407
First Interstate BancSystem, Inc. - Class A	17,778	615,297

The accompanying notes are an integral part of these financial statements.

8

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
First Merchants Corp.	1,718	$67,139
First Mid Bancshares, Inc.	1,408	57,742
Firstsun Capital Bancorp(a)	307	11,196
Five Star Bancorp	480	18,686
FS Bancorp, Inc.	253	9,996
Fulton Financial Corp.	15,073	308,243
German American Bancorp, Inc.	17,281	714,397
Glacier Bancorp, Inc.	32,954	1,499,078
Great Southern Bancorp, Inc.	702	43,194
Hancock Whitney Corp.	6,247	411,115
Hanmi Financial Corp.	2,235	58,356
HBT Financial, Inc.	457	12,321
Heritage Commerce Corp.	4,001	49,732
Home Bancorp, Inc.	19	1,123
HomeTrust Bancshares, Inc.	999	42,098
Hope Bancorp, Inc.	7,690	86,589
Huntington Bancshares, Inc.	73,748	1,238,966
Independent Bank Corp.	1,675	58,206
International Bancshares Corp.	4,832	324,276
Investar Holding Corp.	200	5,646
Kearny Financial Corp.	76	581
Lakeland Financial Corp.	3,740	217,257
Mechanics Bancorp - Class A	24	342
Mercantile Bank Corp.	1,209	62,457
Metrocity Bankshares, Inc.	1,332	37,429
Metropolitan Bank Holding Corp.	933	78,512
Mid Penn Bancorp, Inc.	976	31,398
Midland States Bancorp, Inc.	1,681	37,201
MVB Financial Corp.	672	18,144
National Bank Holdings Corp. - Class A	22,894	915,531
National Bankshares, Inc.	209	7,848
NB Bancorp, Inc.	922	19,676
Nicolet Bankshares, Inc.	434	66,301
Northeast Bank	589	65,308
Northfield Bancorp, Inc.	2,447	32,643
Northpointe Bancshares, Inc.	2,093	37,800
Northrim BanCorp, Inc.	1,712	40,215
OceanFirst Financial Corp.	3,769	68,068
OFG Bancorp	3,977	159,398
Old National Bancorp	34,200	790,020
Old Second Bancorp, Inc.	3,680	72,238
Orange County Bancorp, Inc.	356	11,823
Origin Bancorp, Inc.	1,997	83,075
Orrstown Financial Services, Inc.	1,540	55,348
Pathward Financial, Inc.	1,834	166,509
Peapack-Gladstone Financial Corp.	1,094	36,638
Peoples Bancorp, Inc.	7,091	228,827
Peoples Financial Services Corp.	196	10,506
Pinnacle Financial Partners, Inc.	2,084	189,144
Popular, Inc.	2,430	328,925
Preferred Bank	1,174	102,983

	Shares	Value
Prosperity Bancshares, Inc.	35,880	$2,524,876
Provident Financial Services, Inc.	10,399	218,795
QCR Holdings, Inc.	1,174	101,551
RBB Bancorp	1,252	26,918
Red River Bancshares, Inc.	162	14,369
Republic Bancorp, Inc. - Class A	721	49,749
S&T Bancorp, Inc.	2,499	104,483
Seacoast Banking Corp. of Florida	20,800	647,296
ServisFirst Bancshares, Inc.	51,679	4,186,516
Shore Bancshares, Inc.	2,487	46,208
Sierra Bancorp	300	10,794
SmartFinancial, Inc.	996	39,053
South Plains Financial, Inc.	1,102	45,138
Southern First Bancshares, Inc.(a)	504	28,143
Southern Missouri Bancorp, Inc.	616	38,137
Southside Bancshares, Inc.	40	1,253
SouthState Bank Corp.	33,792	3,334,257
Stock Yards Bancorp, Inc.	1,838	117,889
Texas Capital Bancshares, Inc.(a)	13,004	1,239,281
Third Coast Bancshares, Inc.(a)	838	33,193
Timberland Bancorp, Inc.	279	10,624
Tompkins Financial Corp.	607	46,563
TriCo Bancshares	17,084	816,274
Triumph Financial, Inc.(a)	56,098	3,133,634
TrustCo Bank Corp. NY	1,255	54,429
Trustmark Corp.	2,285	97,318
UMB Financial Corp.	10,904	1,263,556
United Bankshares, Inc.	21,345	881,549
United Community Banks, Inc.	33,996	1,093,651
Unity Bancorp, Inc.	644	34,254
Univest Financial Corp.	1,879	63,040
Valley National Bancorp	30,607	385,954
Virginia National Bankshares Corp.	59	2,285
WaFd, Inc.	5,736	178,734
Washington Trust Bancorp, Inc.	5,864	197,558
Webster Financial Corp.	9,321	672,324
WesBanco, Inc.	34,049	1,187,289
West BanCorp, Inc.	973	23,693
Westamerica BanCorp	2,142	108,492
Wintrust Financial Corp.	4,475	644,669
WSFS Financial Corp.	32,193	2,044,577
Zions Bancorp NA	130	7,446
		54,281,362
Beverages — 0.4%
Boston Beer Co., Inc. - Class A(a)	754	170,992
Coca-Cola Consolidated, Inc.	10,545	2,134,308
MGP Ingredients, Inc.	326	6,194
		2,311,494
Biotechnology — 2.6%
ADMA Biologics, Inc.(a)	47,312	736,648
Alkermes PLC(a)	33,380	1,004,738
Anika Therapeutics, Inc.(a)	348	4,997

The accompanying notes are an integral part of these financial statements.

9

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Biotechnology — (Continued)
Arcellx, Inc.(a)	4,541	$516,720
Arcutis Biotherapeutics, Inc.(a)	17,310	466,851
Bridgebio Pharma, Inc.(a)	12,367	822,158
Catalyst Pharmaceuticals, Inc.(a)	10,161	234,516
Celldex Therapeutics, Inc.(a)	8,349	251,221
Centessa Pharmaceuticals PLC - ADR(a)	14,054	377,490
Cogent Biosciences, Inc.(a)	10,583	411,150
Cytokinetics, Inc.(a)	5,265	327,588
Emergent BioSolutions, Inc.(a)	8,944	72,894
Evommune, Inc.(a)	6,194	161,044
Halozyme Therapeutics, Inc.(a)	6,750	469,327
Ionis Pharmaceuticals, Inc.(a)	4,974	403,640
Madrigal Pharmaceuticals, Inc.(a)	2,037	879,984
Mineralys Therapeutics, Inc.(a)	11,141	325,986
Monte Rosa Therapeutics, Inc.(a)	9,388	166,637
Newamsterdam Pharma Co. NV(a)	4,484	159,003
Nuvalent, Inc. - Class A(a)	4,541	462,955
Praxis Precision Medicines, Inc.(a)	1,319	444,173
Protagonist Therapeutics, Inc.(a)	6,365	586,089
PTC Therapeutics, Inc.(a)	16,314	1,112,452
Puma Biotechnology, Inc.(a)	5,047	28,768
Revolution Medicines, Inc.(a)	5,356	546,419
Rigel Pharmaceuticals, Inc.(a)	2,360	81,986
Scholar Rock Holding Corp.(a)	8,474	375,144
Seres Therapeutics, Inc.(a)	313	2,736
Twist Bioscience Corp.(a)	6,489	304,464
UroGen Pharma Ltd.(a)	14,607	316,972
Vaxcyte, Inc.(a)	4,000	246,960
Vera Therapeutics, Inc.(a)	8,819	359,727
Viking Therapeutics, Inc.(a)	3,752	126,968
Xenon Pharmaceuticals, Inc.(a)	8,313	359,371
		13,147,776
Broadline Retail — 0.7%
Dillard’s, Inc. - Class A	6	3,617
Kohl’s Corp.	14,506	237,463
Macy’s, Inc.	31,054	614,248
Ollie’s Bargain Outlet Holdings, Inc.(a)	25,808	2,764,037
		3,619,365
Building Products — 2.7%
AAON, Inc.	34,885	3,530,362
American Woodmark Corp.(a)	4,908	245,891
Apogee Enterprises, Inc.	2,374	94,533
Armstrong World Industries, Inc.	1,520	263,720
Carlisle Cos., Inc.	4,620	1,823,837
CSW Industrials, Inc.	3,225	949,214
Fortune Brands Innovations, Inc.	10,883	591,382
Hayward Holdings, Inc.(a)	82,938	1,327,008
JELD-WEN Holding, Inc.(a)	6,509	12,758

	Shares	Value
Resideo Technologies, Inc.(a)	57,928	$2,241,813
Simpson Manufacturing Co., Inc.	1,245	240,995
Tecnoglass, Inc.	1,846	84,104
Trex Co., Inc.(a)	15,145	627,306
UFP Industries, Inc.	16,274	1,674,757
		13,707,680
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc. - Class A	42,150	1,697,802
BGC Group, Inc. - Class A	135,750	1,292,340
Diamond Hill Investment Group, Inc.	168	28,874
Etoro Group Ltd. - Class A(a)	9,692	297,254
Hamilton Lane, Inc. - Class A	6,235	654,301
Houlihan Lokey, Inc.	1,052	172,286
MarketAxess Holdings, Inc.	1,464	281,088
Miami International Holdings, Inc.(a)	11,466	488,451
Morningstar, Inc.	6,047	1,107,447
Oppenheimer Holdings, Inc. - Class A	879	75,849
Piper Sandler Cos.	1,611	476,131
Ridgepost Capital, Inc. - Class A	32,368	261,210
StoneX Group, Inc.(a)	4,518	576,045
Victory Capital Holdings, Inc. - Class A	7,399	511,863
Virtus Investment Partners, Inc.	616	85,230
WisdomTree, Inc.	12,889	220,531
		8,226,702
Chemicals — 3.1%
AdvanSix, Inc.	2,375	42,346
Ashland, Inc.	34,695	2,163,580
Aspen Aerogels, Inc.(a)	8,042	25,091
Avient Corp.	46,076	1,892,341
Cabot Corp.	6,345	483,108
Celanese Corp.	9,313	465,091
Chemours Co.	11,364	207,279
Core Molding Technologies, Inc.(a)	402	7,337
Ecovyst, Inc.(a)	3,821	43,063
Element Solutions, Inc.	104,964	3,683,187
Elementis PLC	436,669	971,422
FMC Corp.	2,192	32,310
Hawkins, Inc.	5,030	749,973
HB Fuller Co.	7,150	469,898
Huntsman Corp.	86,233	1,090,848
Ingevity Corp.(a)	7,202	518,760
International Flavors & Fragrances, Inc.	12,100	994,983
Intrepid Potash, Inc.(a)	1,040	38,449
Koppers Holdings, Inc.	1,654	62,521
LSB Industries, Inc.(a)	5,554	64,538
Mativ Holdings, Inc.	7,489	81,181
NewMarket Corp.	200	125,202

The accompanying notes are an integral part of these financial statements.

10

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Chemicals — (Continued)
Orion SA	6,551	$37,275
Rayonier Advanced Materials, Inc.(a)	5,378	50,930
Sensient Technologies Corp.	14,300	1,451,879
Stepan Co.	1,910	97,200
Tronox Holdings PLC	11,561	86,476
		15,936,268
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	19,790	880,655
ACCO Brands Corp.	7,346	29,898
Brady Corp. - Class A	19,747	1,823,438
BrightView Holdings, Inc.(a)	75,251	1,037,711
Casella Waste Systems, Inc. - Class A(a)	1,600	149,056
Civeo Corp.	1,273	35,249
Clean Harbors, Inc.(a)	8,195	2,402,774
Ennis, Inc.	2,615	55,203
Enviri Corp.(a)	70,495	1,334,470
Healthcare Services Group, Inc.(a)	7,894	171,853
Interface, Inc.	7,638	240,521
MSA Safety, Inc.	5,357	1,046,811
OPENLANE, Inc.(a)	71,253	2,031,423
Rollins, Inc.	1,544	94,014
Tetra Tech, Inc.	6,483	232,351
Virco Mfg. Corp.	1,822	11,570
		11,576,997
Communications Equipment — 0.9%
Ciena Corp.(a)	2,294	799,918
Ribbon Communications, Inc.(a)	149,902	334,281
Viasat, Inc.(a)	75,619	3,461,838
		4,596,037
Construction & Engineering — 2.2%
Ameresco, Inc. - Class A(a)	4,567	139,111
Arcosa, Inc.	15,760	1,693,885
Argan, Inc.	2,001	902,951
Centuri Holdings, Inc.(a)	7,190	222,890
Construction Partners, Inc. - Class A(a)	10,680	1,435,071
Great Lakes Dredge & Dock Corp.(a)	7,625	129,244
Matrix Service Co.(a)	2,300	25,277
MYR Group, Inc.(a)	3,056	824,998
NWPX Infrastructure, Inc.(a)	275	21,340
Primoris Services Corp.	2,580	388,857
Sterling Infrastructure, Inc.(a)	3,597	1,539,984
Tutor Perini Corp.	4,905	369,690
Valmont Industries, Inc.	7,875	3,621,949
		11,315,247

	Shares	Value
Construction Materials — 0.4%
Eagle Materials, Inc.	5,596	$1,252,385
Knife River Corp.(a)	1,674	148,952
Titan America SA	29,972	543,093
		1,944,430
Consumer Finance — 1.1%
Atlanticus Holdings Corp.(a)	397	20,767
Bread Financial Holdings, Inc.	17,885	1,267,331
Credit Acceptance Corp.(a)	380	179,808
Dave, Inc.(a)	3,549	685,915
Enova International, Inc.(a)	2,946	409,641
FirstCash Holdings, Inc.	9,639	1,858,303
Green Dot Corp. - Class A(a)	6,314	72,990
LendingClub Corp.(a)	9,069	135,219
Medallion Financial Corp.	799	8,062
Navient Corp.	5,925	52,081
Nelnet, Inc. - Class A	1,321	171,017
OneMain Holdings, Inc.	5,693	313,229
Oportun Financial Corp.(a)	2,293	11,878
PRA Group, Inc.(a)	965	15,199
PROG Holdings, Inc.	3,068	108,024
Regional Management Corp.	372	11,837
SLM Corp.	13,342	250,029
World Acceptance Corp.(a)	309	41,678
		5,613,008
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc.	4,461	291,259
BBB Foods, Inc. - Class A(a)	17,892	652,163
Ingles Markets, Inc. - Class A	1,638	139,394
Natural Grocers by Vitamin Cottage, Inc.	1,745	47,167
PriceSmart, Inc.	14,968	2,314,352
United Natural Foods, Inc.(a)	10,214	390,277
Village Super Market, Inc. - Class A	945	36,997
Weis Markets, Inc.	1,459	98,862
		3,970,471
Containers & Packaging — 0.4%
AptarGroup, Inc.	1,716	246,606
Avery Dennison Corp.	5,002	982,143
Graphic Packaging Holding Co.	3,193	39,050
Greif, Inc. - Class A	1,398	101,593
Greif, Inc. - Class B	129	11,272
Sealed Air Corp.	7,640	319,963
Sonoco Products Co.	8,579	484,456
		2,185,083
Distributors — 0.1%
GigaCloud Technology, Inc. - Class A(a)	16,068	712,455

The accompanying notes are an integral part of these financial statements.

11

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Diversified Consumer Services — 0.5%
ADT, Inc.	91,932	$737,294
American Public Education, Inc.(a)	2,009	92,052
Bright Horizons Family Solutions, Inc.(a)	2,427	180,860
Driven Brands Holdings, Inc.(a)	57,297	630,267
Lincoln Educational Services Corp.(a)	3,491	126,514
OneSpaWorld Holdings Ltd.	15,705	338,129
Perdoceo Education Corp.	6,934	231,249
Universal Technical Institute, Inc.(a)	5,304	192,005
		2,528,370
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	1,084	31,241
GCI Liberty, Inc. - Class A(a)	135	5,365
GCI Liberty, Inc. - Class C(a)	4,261	167,670
Globalstar, Inc.(a)	12,108	753,965
Iridium Communications, Inc.	7,508	179,817
Liberty Global Ltd. - Class A(a)	14,049	178,984
Liberty Global Ltd. - Class C(a)	12,601	154,992
Lumen Technologies, Inc.(a)	96,185	683,876
Shenandoah Telecommunications Co.	5,679	77,405
		2,233,315
Electric Utilities — 0.7%
IDACORP, Inc.	10,495	1,510,965
Oklo, Inc.(a)	2,974	187,213
Portland General Electric Co.	34,207	1,845,810
		3,543,988
Electrical Equipment — 1.4%
Atkore, Inc.	3,790	245,251
Babcock & Wilcox Enterprises, Inc.(a)	57,729	511,479
Bloom Energy Corp. - Class A(a)	4,188	651,946
EnerSys	4,214	700,156
Fluence Energy, Inc.(a)	6,514	101,227
Forgent Power Solutions, Inc.(a)	9,380	322,578
Preformed Line Products Co.	91	23,082
Regal Rexnord Corp.	18,268	4,036,863
Rosebank Industries PLC(a)(c)	110,871	490,084
		7,082,666
Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc.	1,069	358,724
Arrow Electronics, Inc.(a)	4,384	667,069
Avnet, Inc.	9,345	615,275
Badger Meter, Inc.	586	89,324
Benchmark Electronics, Inc.	32,046	1,852,579
Cognex Corp.	10,438	567,827
Coherent Corp.(a)	2,919	755,817

	Shares	Value
Crane NXT Co.	19,326	$933,252
Daktronics, Inc.(a)	5,006	129,055
ePlus, Inc.	2,718	219,234
Fabrinet(a)	1,775	968,493
Ingram Micro Holding Corp.	425	8,793
Innoviz Technologies Ltd.(a)	43,422	37,035
IPG Photonics Corp.(a)	9,638	1,268,072
Itron, Inc.(a)	9,028	848,181
Kimball Electronics, Inc.(a)	2,550	63,724
Knowles Corp.(a)	9,606	260,995
Littelfuse, Inc.	6,334	2,232,482
Methode Electronics, Inc.	2,110	17,851
Mirion Technologies, Inc.(a)	23,679	511,703
M-Tron Industries, Inc.(a)	59	3,734
nLight, Inc.(a)	9,441	530,490
Novanta, Inc.(a)	6,671	896,782
OSI Systems, Inc.(a)	3,749	1,069,215
Oxford Instruments PLC	13,410	473,147
PC Connection, Inc.	8	488
Plexus Corp.(a)	10,421	2,023,029
Ralliant Corp.	12,000	550,680
Rogers Corp.(a)	2,831	305,267
Sanmina Corp.(a)	13,373	2,076,292
ScanSource, Inc.(a)	1,065	39,171
Teledyne Technologies, Inc.(a)	1,198	815,958
TTM Technologies, Inc.(a)	1,689	176,061
Vishay Intertechnology, Inc.	12,073	226,006
Vontier Corp.	43,148	1,765,616
		23,357,421
Energy Equipment & Services — 3.4%
Archrock, Inc.	66,816	2,360,609
Atlas Energy Solutions, Inc.	36,670	353,132
Bristow Group, Inc.(a)	2,610	124,497
Expro Group Holdings NV(a)	47,114	841,456
Forum Energy Technologies, Inc.(a)	1,220	70,797
Helix Energy Solutions Group, Inc.(a)	16,121	148,152
Helmerich & Payne, Inc.	9,150	322,263
Hunting PLC	130,599	910,040
Innovex International, Inc.(a)	7,883	207,717
Kodiak Gas Services, Inc.	6,517	355,633
Liberty Energy, Inc.	65,422	1,837,704
Nabors Industries Ltd.(a)	597	46,638
Natural Gas Services Group, Inc.	1,559	59,647
Noble Corp. PLC	32,953	1,497,055
NOV, Inc.	38,565	781,327
Oceaneering International, Inc.(a)	15,874	563,527
Oil States International, Inc.(a)	5,223	68,369
Patterson-UTI Energy, Inc.	61,402	522,531
ProFrac Holding Corp. - Class A(a)	1,642	8,128
ProPetro Holding Corp.(a)	8,962	108,709
Ranger Energy Services, Inc. - Class A	1,823	31,757

The accompanying notes are an integral part of these financial statements.

12

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy Equipment & Services — (Continued)
RPC, Inc.	10,137	$58,896
Seadrill Ltd.(a)	3,443	151,079
Select Water Solutions, Inc.	107,443	1,468,746
TechnipFMC PLC	15,352	1,017,991
TETRA Technologies, Inc.(a)	153,772	1,331,665
Tidewater, Inc.(a)	9,737	773,313
Transocean Ltd.(a)	67,758	439,072
Valaris Ltd.(a)	6,357	609,318
Weatherford International PLC	6,392	674,100
		17,743,868
Entertainment — 0.2%
IMAX Corp.(a)	4,602	197,104
Lionsgate Studios Corp.(a)	65,129	586,161
Marcus Corp.	2,576	43,354
Starz Entertainment Corp.(a)	4,747	52,217
		878,836
Financial Services — 0.7%
Alerus Financial Corp.	542	12,921
Chime Financial, Inc. - Class A(a)	18,111	400,796
Enact Holdings, Inc.	1,864	77,990
Essent Group Ltd.	4,852	295,196
Euronet Worldwide, Inc.(a)	2	139
Federal Agricultural Mortgage Corp. - Class C	769	121,241
Finance Of America Cos., Inc.(a)	560	10,836
International Money Express, Inc.(a)	1,872	29,540
Jack Henry & Associates, Inc.	1,760	285,930
Jackson Financial, Inc. - Class A	5,434	594,914
Merchants Bancorp	1,400	59,192
MGIC Investment Corp.	16,703	443,131
NMI Holdings, Inc. - Class A(a)	6,481	254,768
Onity Group, Inc.(a)	318	13,327
Payoneer Global, Inc.(a)	23,783	102,743
PennyMac Financial Services, Inc.	2,000	183,860
Radian Group, Inc.	11,742	405,334
Shift4 Payments, Inc. - Class A(a)	973	42,880
Velocity Financial, Inc.(a)	968	17,995
		3,352,733
Food Products — 0.6%
Cal-Maine Foods, Inc.	4,828	420,567
Dole PLC	6,864	110,099
Fresh Del Monte Produce, Inc.	4,252	182,538
Freshpet, Inc.(a)	4,818	406,880
Hain Celestial Group, Inc.(a)	26,576	21,245
Magnum Ice Cream Co. NV(a)	29,763	472,339
Mission Produce, Inc.(a)	2,907	41,250
Post Holdings, Inc.(a)	4,715	501,204
Premium Brands Holdings Corp.	4,090	317,863
Seaboard Corp.	27	138,583

	Shares	Value
Seneca Foods Corp. - Class A(a)	816	$113,408
Vital Farms, Inc.(a)	11,859	250,106
		2,976,082
Gas Utilities — 1.2%
Atmos Energy Corp.	5,205	972,242
Chesapeake Utilities Corp.	1,786	242,843
National Fuel Gas Co.	1,865	169,771
New Jersey Resources Corp.	17,272	936,833
Northwest Natural Holding Co.	20,955	1,111,453
Spire, Inc.	24,210	2,217,878
UGI Corp.	7,387	276,348
		5,927,368
Ground Transportation — 0.9%
ArcBest Corp.	2,471	253,673
Covenant Logistics Group, Inc.	1,804	53,110
Heartland Express, Inc.	3,945	43,513
Knight-Swift Transportation Holdings, Inc.	22,124	1,392,042
Marten Transport Ltd.	6,237	84,761
RXO, Inc.(a)	43,115	688,115
Ryder System, Inc.	3,687	816,892
Saia, Inc.(a)	614	248,910
Schneider National, Inc. - Class B	15,125	429,248
Universal Logistics Holdings, Inc.	715	11,890
Werner Enterprises, Inc.	20,537	720,643
		4,742,797
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	64,784	37,413
Acme United Corp.	469	21,110
Alphatec Holdings, Inc.(a)	73,942	1,007,090
AtriCure, Inc.(a)	9,927	310,318
CONMED Corp.	3,339	153,594
CytoSorbents Corp.(a)	2,079	1,564
DENTSPLY SIRONA, Inc.	13,461	197,607
Envista Holdings Corp.(a)	72,867	2,128,445
Haemonetics Corp.(a)	24,804	1,570,589
Integer Holdings Corp.(a)	1,910	165,559
Integra LifeSciences Holdings Corp.(a)	24,270	276,193
iRadimed Corp.	7,131	738,272
Kewaunee Scientific Corp.(a)	96	3,983
Lantheus Holdings, Inc.(a)	6,607	494,930
LivaNova PLC(a)	5,484	387,170
Neogen Corp.(a)	18,363	206,217
Novocure Ltd.(a)	8,023	109,674
OraSure Technologies, Inc.(a)	41,233	129,884
QuidelOrtho Corp.(a)	24,709	561,883
SI-BONE, Inc.(a)	30,053	466,423
Tactile Systems Technology, Inc.(a)	3,168	92,791
Teleflex, Inc.	8,503	1,037,876

The accompanying notes are an integral part of these financial statements.

13

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
UFP Technologies, Inc.(a)	1,879	$395,680
Varex Imaging Corp.(a)	22,409	295,127
		10,789,392
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	37,423	877,195
Aveanna Healthcare Holdings, Inc.(a)	84,719	623,532
Brookdale Senior Living, Inc.(a)	13,875	212,287
Chemed Corp.	566	232,066
Cross Country Healthcare, Inc.(a)	3	26
Encompass Health Corp.	7,091	764,977
Ensign Group, Inc.	4,517	967,406
HealthEquity, Inc.(a)	8,687	664,469
Hinge Health, Inc. - Class A(a)	14,637	625,878
InfuSystem Holdings, Inc.(a)	1,271	11,147
National HealthCare Corp.	753	123,115
National Research Corp.	38,422	515,239
Nutex Health, Inc.(a)	551	60,863
Omada Health, Inc.(a)	29,445	361,585
Option Care Health, Inc.(a)	41,220	1,338,001
PACS Group, Inc.(a)	13,971	510,081
Pediatrix Medical Group, Inc.(a)	18,320	363,652
RadNet, Inc.(a)	7,473	521,690
US Physical Therapy, Inc.	41,511	3,443,753
		12,216,962
Health Care Technology — 0.1%
CareCloud, Inc.(a)	1,515	3,712
Phreesia, Inc.(a)	54,388	670,604
Teladoc Health, Inc.(a)	6,451	33,932
		708,248
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.(a)	5,974	67,865
BJ’s Restaurants, Inc.(a)	2,621	99,572
Bloomin’ Brands, Inc.	5,644	34,541
Boyd Gaming Corp.	7,140	594,262
Brightstar Lottery PLC	67,402	913,971
Brinker International, Inc.(a)	399	59,132
Cheesecake Factory, Inc.	4,697	304,272
Churchill Downs, Inc.	9,165	842,538
Cracker Barrel Old Country Store, Inc.	2,638	86,315
Dave & Buster’s Entertainment, Inc.(a)	7,671	112,917
Golden Entertainment, Inc.	1,029	29,738
Hilton Grand Vacations, Inc.(a)	20,726	931,841
Life Time Group Holdings, Inc.(a)	36,843	994,761
Monarch Casino & Resort, Inc.	1,392	133,771
Norwegian Cruise Line Holdings Ltd.(a)	46,830	1,160,916
Planet Fitness, Inc. - Class A(a)	6,706	550,898
RCI Hospitality Holdings, Inc.	737	16,310

	Shares	Value
Red Rock Resorts, Inc. - Class A	11,020	$667,261
Super Group SGHC Ltd.	18,990	203,193
Target Hospitality Corp.(a)	1,214	9,457
Texas Roadhouse, Inc.	1,584	289,666
United Parks & Resorts, Inc.(a)	4,083	142,048
Wyndham Hotels & Resorts, Inc.	4,414	361,065
		8,606,310
Household Durables — 2.4%
Century Communities, Inc.	12,305	827,265
Cricut, Inc. - Class A	4,528	19,470
Dream Finders Homes, Inc. - Class A(a)	119,360	2,156,835
Ethan Allen Interiors, Inc.	2,619	59,661
Flexsteel Industries, Inc.	395	20,331
Hamilton Beach Brands Holding Co. - Class A	200	3,808
Hovnanian Enterprises, Inc. - Class A(a)	411	51,630
Installed Building Products, Inc.	9,968	3,267,112
KB Home	1,341	85,261
La-Z-Boy, Inc.	20,773	742,011
Leggett & Platt, Inc.	1,363	15,920
M/I Homes, Inc.(a)	2,182	310,193
Meritage Homes Corp.	14,792	1,115,613
Mohawk Industries, Inc.(a)	56	7,015
Smith Douglas Homes Corp.(a)	44,651	701,021
Somnigroup International, Inc.	9,584	857,864
Taylor Morrison Home Corp.(a)	17,370	1,144,509
Tri Pointe Homes, Inc.(a)	9,328	431,886
Whirlpool Corp.	4,942	338,181
		12,155,586
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,067	41,816
Central Garden & Pet Co. - Class A(a)	5,850	202,059
Oil-Dri Corp. of America	1,086	73,674
Spectrum Brands Holdings, Inc.	2,469	193,520
		511,069
Independent Power and Renewable Electricity Producers — 0.7%
Hallador Energy Co.(a)	3,356	61,012
Montauk Renewables, Inc.(a)	4,298	6,619
Ormat Technologies, Inc.	15,022	1,557,781
Talen Energy Corp.(a)	2,182	809,456
TransAlta Corp.	56,928	782,523
Vistra Corp.	2,346	407,946
XPLR Infrastructure LP(a)	9,349	99,006
		3,724,343
Insurance — 4.4%
American Coastal Insurance Corp.	464	5,285
AMERISAFE, Inc.	2,820	91,735
Assured Guaranty Ltd.	2,963	255,440
Axis Capital Holdings Ltd.	4,761	503,333

The accompanying notes are an integral part of these financial statements.

14

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Bowhead Specialty Holdings, Inc.(a)	15,573	$394,464
Brighthouse Financial, Inc.(a)	5,498	329,770
CNO Financial Group, Inc.	69,195	2,893,043
Crawford & Co. - Class A	1,199	12,901
Crawford & Co. - Class B	501	4,980
Donegal Group, Inc. - Class A	797	14,043
Employers Holdings, Inc.	1,650	68,228
F&G Annuities & Life, Inc.	804	18,211
Fidelis Insurance Holdings Ltd.	5,389	102,714
First American Financial Corp.	2,912	204,160
Genworth Financial, Inc. - Class A(a)	31,554	266,316
Goosehead Insurance, Inc. - Class A(a)	45,680	2,475,856
Greenlight Capital Re Ltd. - Class A(a)	1,064	15,098
Hagerty, Inc. - Class A(a)	11,789	138,403
Hanover Insurance Group, Inc.	10,307	1,861,753
HCI Group, Inc.	3,610	636,876
Heritage Insurance Holdings, Inc.(a)	2,714	75,639
Horace Mann Educators Corp.	30,946	1,346,461
Kingstone Cos., Inc.	1,027	16,925
Kinsale Capital Group, Inc.	7,734	3,013,708
Mercury General Corp.	3,022	273,733
Oscar Health, Inc. - Class A(a)	21,440	292,442
Palomar Holdings, Inc.(a)	1,610	199,173
Primerica, Inc.	2,476	628,062
Ryan Specialty Holdings, Inc.	77,209	3,038,174
Selective Insurance Group, Inc.	17,686	1,486,331
SiriusPoint Ltd.(a)	12,717	268,837
Skyward Specialty Insurance Group, Inc.(a)	2,687	124,865
Slide Insurance Holdings, Inc.(a)	33,913	644,347
Stewart Information Services Corp.	4,025	285,735
TWFG, Inc.(a)	85	1,730
United Fire Group, Inc.	1,483	57,629
Universal Insurance Holdings, Inc.	1,992	70,059
White Mountains Insurance Group Ltd.	195	432,999
		22,549,458
Interactive Media & Services — 0.3%
Cargurus, Inc.(a)	11,283	346,388
Cars.com, Inc.(a)	6,615	56,492
IAC, Inc.(a)	20,899	800,850
Yelp, Inc.(a)	5,394	120,232
		1,323,962
IT Services — 0.3%
ASGN, Inc.(a)	12,969	556,370
DXC Technology Co.(a)	22,387	281,852

	Shares	Value
Kyndryl Holdings, Inc.(a)	41,351	$509,858
Unisys Corp.(a)	56,664	137,693
Wix.com Ltd.(a)	2,784	196,161
		1,681,934
Leisure Products — 0.6%
Acushnet Holdings Corp.	694	71,017
BRP, Inc.	610	44,724
Brunswick Corp.	20,042	1,595,744
Callaway Golf Co.(a)	41,383	581,845
Clarus Corp.	1,947	6,153
Escalade, Inc.	526	7,574
JAKKS Pacific, Inc.	780	17,051
Marine Products Corp.	571	4,334
MasterCraft Boat Holdings, Inc.(a)	1,038	22,530
Polaris, Inc.	5,749	349,194
Sturm Ruger & Co., Inc.	1,895	70,949
YETI Holdings, Inc.(a)	6,779	296,310
		3,067,425
Life Sciences Tools & Services — 0.8%
Azenta, Inc.(a)	7,061	190,506
Bio-Rad Laboratories, Inc. - Class A(a)	1,580	439,935
Bio-Techne Corp.	5,010	295,590
Bruker Corp.	28,267	1,133,789
Charles River Laboratories International, Inc.(a)	2,023	361,085
ICON PLC(a)	4,668	504,797
Revvity, Inc.	9,890	972,286
Standard BioTools, Inc.(a)	52,128	58,905
Stevanato Group SpA	6,962	108,050
West Pharmaceutical Services, Inc.	534	135,818
		4,200,761
Machinery — 6.4%
Alamo Group, Inc.	6,941	1,482,112
Albany International Corp. - Class A	4,412	254,352
Alliance Laundry Holdings, Inc.(a)	135,379	3,036,551
Astec Industries, Inc.	1,463	90,838
Atmus Filtration Technologies, Inc.	1,555	100,344
Blue Bird Corp.(a)	3,334	194,272
CECO Environmental Corp.(a)	17,896	1,081,813
Crane Co.	963	193,110
Enerpac Tool Group Corp.	94,494	3,855,355
Enpro, Inc.	571	147,689
Esab Corp.	2,712	342,173
ESCO Technologies, Inc.	1,080	299,473
Federal Signal Corp.	2,206	256,845
Flowserve Corp.	8,549	756,757
Gates Industrial Corp. PLC(a)	82,888	2,285,222
Graco, Inc.	1,892	177,697
Greenbrier Cos., Inc.	3,656	206,271
Helios Technologies, Inc.	8,834	630,041

The accompanying notes are an integral part of these financial statements.

15

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Hillman Solutions Corp.(a)	102,177	$837,851
Hyster-Yale, Inc.	938	34,547
JBT Marel Corp.	10,140	1,561,560
Kadant, Inc.	641	217,408
Kennametal, Inc.	8,763	352,974
Lincoln Electric Holdings, Inc.	4,230	1,214,221
Lindsay Corp.	1,786	240,574
Luxfer Holdings PLC	2,811	36,178
Mayville Engineering Co., Inc.(a)	731	15,351
Microvast Holdings, Inc.(a)	14,941	33,468
Middleby Corp.(a)	1,107	186,928
Miller Industries, Inc.	1,699	71,409
Mueller Industries, Inc.	12,740	1,502,810
Mueller Water Products, Inc. - Class A	43,044	1,288,307
Omega Flex, Inc.	21,176	760,854
Oshkosh Corp.	2,784	473,336
Park-Ohio Holdings Corp.	831	21,390
Perma-Pipe International Holdings, Inc.(a)	600	19,422
RBC Bearings, Inc.(a)	3,143	1,810,117
SPX Technologies, Inc.(a)	1,258	285,490
Standex International Corp.	1,390	364,180
Stratasys Ltd.(a)	49,746	479,054
Tennant Co.	1,795	109,549
Terex Corp.	8,892	611,681
Timken Co.	5,817	630,446
Toro Co.	38,727	3,828,551
Trinity Industries, Inc.	8,951	305,945
Wabash National Corp.	2,897	29,405
Watts Water Technologies, Inc. - Class A	363	119,333
Worthington Enterprises, Inc.	37	2,072
		32,835,326
Marine Transportation — 0.6%
Costamare Bulkers Holdings Ltd.(a)	892	17,019
Costamare, Inc.	4,989	87,657
Genco Shipping & Trading Ltd.	4,673	112,386
Kirby Corp.(a)	8,778	1,139,384
Matson, Inc.	3,594	597,071
Safe Bulkers, Inc.	3,832	25,138
Star Bulk Carriers Corp.	39,326	1,033,881
		3,012,536
Media — 0.5%
AMC Networks, Inc. - Class A(a)	4,427	36,168
Cable One, Inc.	555	53,252
Criteo SA - ADR(a)	37,318	666,873
Gambling.com Group Ltd.(a)	1,617	7,050
John Wiley & Sons, Inc. - Class A	4,954	153,673
Magnite, Inc.(a)	45,625	621,412

	Shares	Value
New York Times Co. - Class A	7,900	$630,341
Nexstar Media Group, Inc.	1,480	371,510
Scholastic Corp.	2,093	72,774
		2,613,053
Metals & Mining — 2.2%
Alcoa Corp.	11,542	716,527
Alpha Metallurgical Resources, Inc.(a)	1,279	208,029
Caledonia Mining Corp. PLC	1,700	53,958
Capstone Copper Corp.(a)	72,227	747,130
Century Aluminum Co.(a)	5,017	258,677
Cleveland-Cliffs, Inc.(a)	53,464	569,926
Coeur Mining, Inc.(a)	7,768	210,901
Commercial Metals Co.	53,247	3,903,005
Compass Minerals International, Inc.(a)	4,898	123,430
Constellium SE(a)	15,985	397,867
Ferroglobe PLC	14,130	72,204
Kaiser Aluminum Corp.	1,171	152,394
Materion Corp.	1,993	324,979
Metallus, Inc.(a)	3,365	57,205
Ramaco Resources, Inc.(a)	658	9,962
Ryerson Holding Corp.	34,824	910,984
SSR Mining, Inc.(a)	23,867	768,279
SunCoke Energy, Inc.	12,065	68,771
thyssenkrupp AG	58,399	728,055
Warrior Met Coal, Inc.	10,925	909,397
		11,191,680
Multi-Utilities — 0.5%
Black Hills Corp.	18,012	1,326,764
Northwestern Energy Group, Inc.	14,887	1,041,494
		2,368,258
Oil, Gas & Consumable Fuels — 3.9%
Amplify Energy Corp.(a)	4,789	27,489
Antero Resources Corp.(a)	32,206	1,185,503
Ardmore Shipping Corp.	5,082	83,243
BKV Corp.(a)	47,753	1,496,102
California Resources Corp.	8,421	495,492
Centrus Energy Corp. - Class A(a)	2,072	419,766
Chord Energy Corp.	2,700	292,599
CNX Resources Corp.(a)	41,872	1,749,412
Comstock Resources, Inc.(a)	7,249	142,153
Crescent Energy Co. - Class A	27,127	316,301
Devon Energy Corp.	16,361	712,194
DHT Holdings, Inc.	57,336	1,117,479
Dorian LPG Ltd.	5,064	187,317
Evolution Petroleum Corp.	1,128	5,042
Gran Tierra Energy, Inc.(a)	3,835	23,163
Granite Ridge Resources, Inc.	7,912	40,035
Gulfport Energy Corp.(a)	1,116	232,865
HighPeak Energy, Inc.	2,712	14,130
International Seaways, Inc.	5,727	432,560
Kimbell Royalty Partners LP	9,265	132,860

The accompanying notes are an integral part of these financial statements.

16

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Magnolia Oil & Gas Corp. - Class A	19,556	$544,048
Matador Resources Co.	20,970	1,077,858
Murphy Oil Corp.	42,140	1,396,941
Nordic American Tankers Ltd.	17,713	101,495
Northern Oil & Gas, Inc.	16,446	453,745
Par Pacific Holdings, Inc.(a)	6,971	297,453
PBF Energy, Inc. - Class A	20,034	713,210
Peabody Energy Corp.	14,893	469,725
Permian Resources Corp.	51,585	943,490
REX American Resources Corp.(a)	840	29,870
Riley Exploration Permian, Inc.	1,769	51,018
SandRidge Energy, Inc.	2,779	48,716
Scorpio Tankers, Inc.	14,478	1,144,920
SFL Corp. Ltd.	14,626	161,032
SM Energy Co.	43,422	1,004,351
Talos Energy, Inc.(a)	17,870	218,908
Teekay Corp. Ltd.	7,521	97,397
Teekay Tankers Ltd.	2,449	191,683
VAALCO Energy, Inc.	12,937	66,626
Viper Energy, Inc. - Class A	6,388	297,298
Vitesse Energy, Inc.	3,642	70,327
Whitecap Resources, Inc.	140,633	1,404,216
World Kinect Corp.	4,811	120,034
		20,010,066
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	18,047	1,529,303
Mercer International, Inc.	1,870	3,366
Sylvamo Corp.	2,078	96,211
		1,628,880
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	19,552	1,008,883
Allegiant Travel Co.(a)	1,919	196,026
SkyWest, Inc.(a)	5,115	532,369
Sun Country Airlines Holdings, Inc.(a)	5,857	115,266
		1,852,544
Personal Care Products — 0.0%(b)
Medifast, Inc.(a)	873	9,193
Nature’s Sunshine Products, Inc.(a)	1,484	41,077
Nu Skin Enterprises, Inc. - Class A	6,774	57,443
		107,713
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals, Inc.(a)	43,209	596,716
Amphastar Pharmaceuticals, Inc.(a)	4,014	81,203
ANI Pharmaceuticals, Inc.(a)	2,502	184,898
Collegium Pharmaceutical, Inc.(a)	1,186	49,421
Crinetics Pharmaceuticals, Inc.(a)	11,440	470,184

	Shares	Value
Edgewise Therapeutics, Inc.(a)	13,128	$399,616
Harmony Biosciences Holdings, Inc.(a)	5,007	142,900
Innoviva, Inc.(a)	4,982	114,387
Pacira BioSciences, Inc.(a)	3,966	86,895
SIGA Technologies, Inc.	1,642	10,624
		2,136,844
Professional Services — 1.3%
Alight, Inc. - Class A	77,690	68,344
Clarivate PLC(a)	14,470	33,281
Conduent, Inc.(a)	133,937	195,548
CRA International, Inc.	668	115,337
Exponent, Inc.	2,184	158,952
First Advantage Corp.(a)	35,968	413,992
FTI Consulting, Inc.(a)	18,072	2,971,398
IBEX Holdings Ltd.(a)	1,278	36,934
KBR, Inc.	27,405	1,157,313
Kelly Services, Inc. - Class A	3,199	31,062
Kforce, Inc.	209	5,647
ManpowerGroup, Inc.	16,863	471,658
Maximus, Inc.	11,747	888,191
Resources Connection, Inc.	69	260
TrueBlue, Inc.(a)	3,188	13,485
Upwork, Inc.(a)	2,774	37,227
Verra Mobility Corp.(a)	21,196	354,185
		6,952,814
Real Estate Management & Development — 0.8%
Colliers International Group, Inc.	5,981	710,124
Cushman & Wakefield Ltd.(a)	134,950	1,809,680
Douglas Elliman, Inc.(a)	2,437	5,556
FirstService Corp.	3,439	541,900
FirstService Corp.	1,939	305,528
Forestar Group, Inc.(a)	1,993	57,239
Howard Hughes Holdings, Inc.(a)	3,392	245,479
Newmark Group, Inc. - Class A	29,212	424,158
Opendoor Technologies, Inc.(a)	41,649	225,738
		4,325,402
Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology, Inc.	9,460	452,377
CEVA, Inc.(a)	12,103	252,469
Cohu, Inc.(a)	8,762	264,612
Credo Technology Group Holding Ltd.(a)	6,107	685,633
Diodes, Inc.(a)	6,296	429,576
Impinj, Inc.(a)	4,565	559,943
indie Semiconductor, Inc. - Class A(a)	72,158	264,098
Lattice Semiconductor Corp.(a)	9,660	923,689
MACOM Technology Solutions Holdings, Inc.(a)	6,944	1,722,945
Melexis NV	3,421	230,001
MKS, Inc.	10,831	2,647,746

The accompanying notes are an integral part of these financial statements.

17

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVE Corp.	4,953	$340,965
Onto Innovation, Inc.(a)	9,012	1,945,601
Penguin Solutions, Inc.(a)	3,256	67,660
Photronics, Inc.(a)	7,677	287,350
Power Integrations, Inc.	6,580	315,314
Rambus, Inc.(a)	11,245	1,120,677
Semtech Corp.(a)	15,318	1,381,990
Silicon Laboratories, Inc.(a)	6,415	1,312,060
Silicon Motion Technology Corp. - ADR	8,137	1,051,544
SiTime Corp.(a)	2,227	886,079
SkyWater Technology, Inc.(a)	790	23,273
Ultra Clean Holdings, Inc.(a)	20,268	1,229,862
Veeco Instruments, Inc.(a)	46,744	1,428,497
		19,823,961
Software — 3.4%
ACI Worldwide, Inc.(a)	51,930	2,060,582
Adeia, Inc.	34,898	722,040
Agilysys, Inc.(a)	8,696	627,590
Appfolio, Inc. - Class A(a)	15,246	2,710,129
BlackLine, Inc.(a)	3,466	122,177
CCC Intelligent Solutions Holdings, Inc.(a)	20,896	121,824
Cognyte Software Ltd.(a)	61,068	432,972
Commvault Systems, Inc.(a)	928	78,954
Computer Modelling Group Ltd.	4,587	13,807
Core Scientific, Inc.(a)	30,244	513,241
Descartes Systems Group, Inc.(a)	3,601	238,566
Elastic NV(a)	4,169	217,080
Fair Isaac Corp.(a)	86	121,205
Klaviyo, Inc. - Class A(a)	27,586	480,272
LiveRamp Holdings, Inc.(a)	9,313	253,034
Manhattan Associates, Inc.(a)	1,536	208,021
nCino, Inc.(a)	141,228	2,279,420
NCR Voyix Corp.(a)	110,189	841,844
Netskope, Inc. - Class A(a)	2,793	30,164
OneSpan, Inc.	17,429	192,416
Pagaya Technologies Ltd. - Class A(a)	6,265	70,105
Pegasystems, Inc.	17,444	762,826
Q2 Holdings, Inc.(a)	12,758	613,915
Qualys, Inc.(a)	816	75,456
Radware Ltd.(a)	17,767	411,306
Riot Platforms, Inc.(a)	24,141	393,257
SPS Commerce, Inc.(a)	2,270	128,278
Teradata Corp.(a)	52,376	1,649,320
Tyler Technologies, Inc.(a)	423	150,034
UiPath, Inc. - Class A(a)	26,623	285,665
Varonis Systems, Inc.(a)	23,861	551,189
Xperi, Inc.(a)	28,088	172,179
		17,528,868

	Shares	Value
Specialty Retail — 3.2%
Abercrombie & Fitch Co. - Class A(a)	4,205	$411,249
Academy Sports & Outdoors, Inc.	16,910	1,016,798
Advance Auto Parts, Inc.	13,410	713,010
American Eagle Outfitters, Inc.	19,911	489,213
Arhaus, Inc.(a)	3,318	27,373
Asbury Automotive Group, Inc.(a)	1,408	301,002
Bath & Body Works, Inc.	42,570	968,893
Boot Barn Holdings, Inc.(a)	4,733	895,578
Buckle, Inc.	3,225	172,699
Build-A-Bear Workshop, Inc.	1,208	58,781
Caleres, Inc.	16,794	199,681
CarMax, Inc.(a)	3,054	131,841
Designer Brands, Inc. - Class A	3,789	26,978
Five Below, Inc.(a)	4,247	949,332
Floor & Decor Holdings, Inc. - Class A(a)	1,628	112,479
Gap, Inc.	37,673	1,056,351
Group 1 Automotive, Inc.	693	225,738
Haverty Furniture Cos., Inc.	1,308	31,143
Lands’ End, Inc.(a)	1,611	25,889
Murphy USA, Inc.	258	100,811
National Vision Holdings, Inc.(a)	26,460	713,626
RealReal, Inc.(a)	28,234	346,149
Revolve Group, Inc.(a)	58,904	1,482,025
Sally Beauty Holdings, Inc.(a)	9,878	158,739
Shoe Carnival, Inc.	2,062	41,632
Signet Jewelers Ltd.	7,184	691,029
Sonic Automotive, Inc. - Class A	1,543	96,777
Tile Shop Holdings, Inc.(a)	1,589	5,323
Tractor Supply Co.	3,399	176,204
Urban Outfitters, Inc.(a)	6,513	431,161
Valvoline, Inc.(a)	56,185	2,123,793
Victoria’s Secret & Co.(a)	5,673	355,697
Warby Parker, Inc. - Class A(a)	45,700	1,142,957
Wayfair, Inc. - Class A(a)	7,239	552,553
Winmark Corp.	476	217,170
		16,449,674
Technology Hardware, Storage & Peripherals — 0.0%(b)
Diebold Nixdorf, Inc.(a)	2,661	212,880
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	3,533	118,532
Columbia Sportswear Co.	3,448	213,569
Crocs, Inc.(a)	7,199	653,021
Dr Martens PLC	441,459	410,996
Ermenegildo Zegna NV	3,593	40,493
G-III Apparel Group Ltd.	5,445	166,563
Movado Group, Inc.	1,330	33,183
Oxford Industries, Inc.	1,591	62,988
PVH Corp.	4,695	322,077

The accompanying notes are an integral part of these financial statements.

18

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Textiles, Apparel & Luxury Goods — (Continued)
Rocky Brands, Inc.	884	$39,957
Superior Group of Cos., Inc.	1,445	14,349
Under Armour, Inc. - Class C(a)	40,074	289,735
Unifi, Inc.(a)	750	2,947
Vera Bradley, Inc.(a)	2,217	5,853
		2,374,263
Trading Companies & Distributors — 2.1%
AerCap Holdings NV	10,001	1,494,549
Air Lease Corp.	10,979	711,878
Applied Industrial Technologies, Inc.	2,055	580,702
Boise Cascade Co.	2,458	203,375
DNOW, Inc.(a)	11,339	133,573
GATX Corp.	14,078	2,592,745
Herc Holdings, Inc.	6,352	887,946
Hudson Technologies, Inc.(a)	4,829	34,334
Karat Packaging, Inc.	860	21,199
NPK International, Inc.(a)	10,115	145,959
Rush Enterprises, Inc. - Class A	16,611	1,178,883
Rush Enterprises, Inc. - Class B	950	61,418
SiteOne Landscape Supply, Inc.(a)	5,426	775,321
Titan Machinery, Inc.(a)	2,297	44,769
Transcat, Inc.(a)	1,278	99,646
Watsco, Inc.	366	152,743
WESCO International, Inc.	5,770	1,670,415
		10,789,455
Water Utilities — 0.1%
American States Water Co.	3,987	297,151
Middlesex Water Co.	2,505	135,270
		432,421
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	1,872	91,223
Telephone and Data Systems, Inc.	9,556	427,631
		518,854
TOTAL COMMON STOCKS (Cost $414,601,087)		487,743,463
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Diversified REITs — 0.2%
Broadstone Net Lease, Inc.	44,657	865,899
Health Care REITs — 0.1%
American Healthcare REIT, Inc.	9,879	516,079
Industrial REITs — 0.0%(b)
STAG Industrial, Inc.	6,604	259,009
Residential REITs — 0.1%
Independence Realty Trust, Inc.	33,744	559,138

	Shares	Value
Retail REITs — 0.5%
Brixmor Property Group, Inc.	33,721	$1,020,735
Getty Realty Corp.	30,459	999,665
Kite Realty Group Trust	18,905	492,475
		2,512,875
Specialized REITs — 0.1%
National Storage Affiliates Trust	16,162	565,993
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,541,802)		5,278,993
EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Value ETF	19,473	3,846,891
TOTAL EXCHANGE TRADED FUNDS (Cost $3,225,908)		3,846,891

	Contracts
RIGHTS — 0.0%(b)
Capital Markets — 0.0%(b)
InvestIndustrial Advisor - CVR, Expires 2/10/2027(a)(c)	13,188	23,079
Pharmaceuticals — 0.0%(b)
Novo Nordisk AS - CVR(a)(c)	8,181	5,318
TOTAL RIGHTS (Cost $0)		28,397
WARRANTS — 0.0%(b)
Real Estate Management & Development — 0.0%(b)
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $9.00(a)	1,388	1,167
TOTAL WARRANTS (Cost $0)		1,167

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.3%
First American Government Obligations Fund - Class X, 3.60%(d)	17,230,328	17,230,328
TOTAL MONEY MARKET FUNDS (Cost $17,230,328)		17,230,328
TOTAL INVESTMENTS — 99.9% (Cost $439,599,125)		$514,129,239
Other Assets in Excess of Liabilities — 0.1%		312,648
TOTAL NET ASSETS — 100.0%		$514,441,887

The accompanying notes are an integral part of these financial statements.

19

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $518,481 or 0.1% of net assets as of February 28, 2026.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

20

COLUMN SMALL CAP FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
February 28, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	03/27/2026	CAD	463,809	USD	338,572	$1,868
Citibank Global Markets, Inc.	03/27/2026	USD	1,759,440	CAD	2,407,736	(7,855)
Net Unrealized Appreciation (Depreciation)						$(5,987)

CAD - Canadian Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

21

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.8%
Aerospace & Defense — 4.8%
General Dynamics Corp.	46,127	$16,469,645
HEICO Corp. - Class A	141,101	33,879,761
Hexcel Corp.	281,415	26,084,356
Howmet Aerospace, Inc.	35,213	9,244,469
L3Harris Technologies, Inc.	21,768	7,935,307
Textron, Inc.	118,043	11,644,942
Woodward, Inc.	101,364	39,203,541
		144,462,021
Air Freight & Logistics — 1.8%
CH Robinson Worldwide, Inc.	236,513	43,814,033
Expeditors International of Washington, Inc.	69,967	10,147,314
		53,961,347
Automobile Components — 0.1%
Gentex Corp.	159,484	3,731,926
Banks — 2.0%
East West Bancorp, Inc.	233,304	25,535,123
Fifth Third Bancorp	123,107	6,090,103
Huntington Bancshares, Inc.	585,045	9,828,756
Wintrust Financial Corp.	125,009	18,008,797
		59,462,779
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	57,468	11,631,523
Coca-Cola Europacific Partners PLC	50,744	5,603,660
		17,235,183
Biotechnology — 0.3%
Biogen, Inc.(a)	32,019	6,141,885
Halozyme Therapeutics, Inc.(a)	44,052	3,062,935
		9,204,820
Broadline Retail — 0.4%
eBay, Inc.	119,318	10,841,233
Building Products — 4.7%
Advanced Drainage Systems, Inc.	201,778	34,572,642
Allegion PLC	193,419	31,169,472
Builders FirstSource, Inc.(a)	45,163	4,710,049
Carlisle Cos., Inc.	9,604	3,791,371
Lennox International, Inc.	41,448	23,622,873
Masco Corp.	428,863	30,715,168
Masterbrand, Inc.(a)	185,881	1,881,116
Resideo Technologies, Inc.(a)	112,770	4,364,199
UFP Industries, Inc.	50,071	5,152,807
		139,979,697
Capital Markets — 7.9%
Affiliated Managers Group, Inc.	27,907	8,544,565
Ameriprise Financial, Inc.	33,026	15,526,183
Carlyle Group, Inc.	54,704	2,844,061
Evercore, Inc. - Class A	14,240	4,397,882
Hamilton Lane, Inc. - Class A	238,778	25,057,363
Houlihan Lokey, Inc.	311,711	51,048,910

	Shares	Value
Intercontinental Exchange, Inc.	111,054	$18,227,293
LPL Financial Holdings, Inc.	125,860	37,805,827
MSCI, Inc.	47,428	27,120,753
Raymond James Financial, Inc.	125,396	19,195,620
Stifel Financial Corp.	367,038	27,179,164
		236,947,621
Chemicals — 2.2%
Albemarle Corp.	141,289	25,244,106
CF Industries Holdings, Inc.	97,108	9,666,130
Eastman Chemical Co.	139,932	10,566,266
NewMarket Corp.	4,226	2,645,518
Scotts Miracle-Gro Co.	277,152	19,433,898
		67,555,918
Commercial Services & Supplies — 1.1%
Copart, Inc.(a)	92,103	3,508,203
RB Global, Inc.	62,922	6,352,605
Republic Services, Inc.	103,302	23,656,158
		33,516,966
Construction & Engineering — 1.6%
EMCOR Group, Inc.	67,322	48,782,868
Consumer Finance — 0.3%
Credit Acceptance Corp.(a)	9,808	4,640,949
Synchrony Financial	65,552	4,530,299
		9,171,248
Consumer Staples Distribution & Retail — 1.3%
Sysco Corp.	259,523	23,658,117
US Foods Holding Corp.(a)	162,090	15,659,515
		39,317,632
Containers & Packaging — 1.1%
Ball Corp.	129,174	8,671,451
Packaging Corp. of America	111,237	25,822,557
		34,494,008
Distributors — 0.9%
LKQ Corp.	173,680	5,750,545
Pool Corp.	87,828	19,952,765
		25,703,310
Diversified Consumer Services — 0.3%
Frontdoor, Inc.(a)	118,349	8,115,191
Electric Utilities — 1.0%
Entergy Corp.	55,690	5,964,956
FirstEnergy Corp.	107,216	5,485,170
NRG Energy, Inc.	14,752	2,640,018
OGE Energy Corp.	155,479	7,640,238
Xcel Energy, Inc.	83,430	6,954,725
		28,685,107
Electrical Equipment — 3.6%
AMETEK, Inc.	268,214	64,162,153
Generac Holdings, Inc.(a)	44,176	9,955,945

The accompanying notes are an integral part of these financial statements.

22

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electrical Equipment — (Continued)
Sensata Technologies Holding PLC	376,771	$14,068,629
Vertiv Holdings Co. - Class A	76,943	19,612,002
		107,798,729
Electronic Equipment, Instruments & Components — 5.2%
Arrow Electronics, Inc.(a)	149,750	22,785,960
CDW Corp.	56,089	6,878,755
Flex Ltd.(a)	93,192	5,872,960
Jabil, Inc.	16,440	4,356,436
Keysight Technologies, Inc.(a)	168,038	51,643,118
TE Connectivity PLC	10,928	2,515,079
Teledyne Technologies, Inc.(a)	77,353	52,685,128
Vontier Corp.	87,437	3,577,922
Zebra Technologies Corp. - Class A(a)	29,198	6,539,184
		156,854,542
Energy Equipment & Services — 1.2%
Helmerich & Payne, Inc.	230,443	8,116,202
SLB Ltd.	215,325	11,054,786
TechnipFMC PLC	237,935	15,777,470
		34,948,458
Financial Services — 1.6%
Corpay, Inc.(a)	13,993	4,549,124
Equitable Holdings, Inc.	12,505	502,951
Global Payments, Inc.	135,281	10,343,585
Jack Henry & Associates, Inc.	123,351	20,039,604
Rocket Cos., Inc. - Class A	266,702	4,851,309
Voya Financial, Inc.	59,192	3,958,761
WEX, Inc.(a)	29,371	4,381,860
		48,627,194
Food Products — 0.3%
Cal-Maine Foods, Inc.	34,907	3,040,749
McCormick & Co Inc.	90,836	6,452,989
		9,493,738
Ground Transportation — 2.3%
CSX Corp.	445,187	19,005,033
Landstar System, Inc.	28,166	4,589,650
Old Dominion Freight Line, Inc.	225,357	45,758,739
		69,353,422
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)	143,468	27,273,267
Cooper Cos., Inc.(a)	380,181	31,809,744
GE HealthCare Technologies, Inc.	76,966	6,485,925
Solventum Corp.(a)	112,380	8,338,596
STERIS PLC	24,815	6,262,065
		80,169,597

	Shares	Value
Health Care Providers & Services — 3.8%
Cencora, Inc.	96,319	$35,844,153
Centene Corp.(a)	433,776	19,467,867
Cigna Group	26,948	7,810,069
Labcorp Holdings, Inc.	84,957	24,562,768
McKesson Corp.	8,016	7,914,758
Quest Diagnostics, Inc.	35,329	7,486,568
Tenet Healthcare Corp.(a)	47,633	11,402,864
		114,489,047
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp.	77,547	6,454,237
Churchill Downs, Inc.	33,907	3,117,071
Darden Restaurants, Inc.	113,144	24,195,844
Domino’s Pizza, Inc.	67,191	27,045,050
Marriott International, Inc. - Class A	10,714	3,661,295
Wyndham Hotels & Resorts, Inc.	50,468	4,128,282
Yum! Brands, Inc.	36,262	6,097,818
		74,699,597
Household Durables — 1.9%
Cavco Industries, Inc.(a)	7,025	4,055,251
DR Horton, Inc.	157,646	25,284,842
NVR, Inc.(a)	1,288	9,682,914
Somnigroup International, Inc.	108,866	9,744,596
TopBuild Corp.(a)	21,340	9,566,722
		58,334,325
Industrial Conglomerates — 0.2%
3M Co.	35,974	5,947,222
Insurance — 3.5%
Arch Capital Group Ltd.(a)	60,143	6,023,322
Brown & Brown, Inc.	211,329	15,177,649
First American Financial Corp.	92,130	6,459,234
Markel Group, Inc.(a)	5,126	10,623,481
Progressive Corp.	48,646	10,393,705
Reinsurance Group of America, Inc.	107,566	23,205,213
RenaissanceRe Holdings Ltd.	96,220	29,102,701
Travelers Cos., Inc.	19,013	5,868,172
		106,853,477
IT Services — 1.3%
Akamai Technologies, Inc.(a)	171,524	16,876,246
EPAM Systems, Inc.(a)	28,587	4,030,767
Twilio, Inc. - Class A(a)	147,879	17,887,444
		38,794,457
Life Sciences Tools & Services — 3.6%
Agilent Technologies, Inc.	117,838	14,303,177
Bio-Rad Laboratories, Inc. - Class A(a)	42,832	11,926,142
IQVIA Holdings, Inc.(a)	150,514	26,913,408

The accompanying notes are an integral part of these financial statements.

23

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Life Sciences Tools & Services — (Continued)
QIAGEN NV	479,958	$23,901,908
West Pharmaceutical Services, Inc.	128,717	32,737,882
		109,782,517
Machinery — 7.0%
Allison Transmission Holdings, Inc.	56,455	7,073,812
Cummins, Inc.	49,034	28,629,482
Dover Corp.	121,052	27,297,226
ITT, Inc.	18,813	3,807,939
Lincoln Electric Holdings, Inc.	22,822	6,551,055
Nordson Corp.	82,560	24,226,406
Parker-Hannifin Corp.	4,482	4,523,145
Pentair PLC	307,207	30,471,862
Snap-on, Inc.	55,818	21,502,210
Watts Water Technologies, Inc. - Class A	21,700	7,133,658
Westinghouse Air Brake Technologies Corp.	190,503	50,283,267
		211,500,062
Metals & Mining — 0.5%
Commercial Metals Co.	82,355	6,036,622
Reliance, Inc.	30,444	9,609,344
		15,645,966
Multi-Utilities — 1.1%
CenterPoint Energy, Inc.	93,889	4,084,171
DTE Energy Co.	69,072	10,239,233
WEC Energy Group, Inc.	164,934	19,290,681
		33,614,085
Oil, Gas & Consumable Fuels — 2.5%
Coterra Energy, Inc.	534,535	16,351,426
Diamondback Energy, Inc.	44,008	7,660,913
EQT Corp.	122,037	7,495,512
Marathon Petroleum Corp.	59,648	11,822,830
Murphy Oil Corp.	191,680	6,354,192
Permian Resources Corp.	509,052	9,310,561
Phillips 66	40,339	6,225,518
Range Resources Corp.	212,348	8,765,725
		73,986,677
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	30,326	2,569,825
Professional Services — 4.0%
Broadridge Financial Solutions, Inc.	164,644	30,602,380
CACI International, Inc. - Class A(a)	14,534	8,868,211
Equifax, Inc.	135,334	28,279,392
Exponent, Inc.	261,290	19,016,686
Leidos Holdings, Inc.	22,877	4,005,763
TriNet Group, Inc.	2,021	76,960
Verisk Analytics, Inc.	147,460	30,608,272
		121,457,664

	Shares	Value
Real Estate Management & Development — 0.9%
CBRE Group, Inc. - Class A(a)	185,091	$27,330,537
Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.	54,461	20,275,830
Entegris, Inc.	241,296	31,959,655
Microchip Technology, Inc.	136,104	10,158,802
Monolithic Power Systems, Inc.	40,105	45,829,588
Qnity Electronics, Inc.	33,955	4,304,136
Skyworks Solutions, Inc.	224,822	13,394,895
Universal Display Corp.	147,245	15,709,569
		141,632,475
Software — 1.1%
Check Point Software Technologies Ltd.(a)	23,101	3,512,969
Gen Digital, Inc.	182,898	4,128,008
InterDigital, Inc.	23,007	8,432,756
Synopsys, Inc.(a)	42,638	17,652,132
		33,725,865
Specialty Retail — 4.6%
AutoZone, Inc.(a)	3,919	14,718,118
Murphy USA, Inc.	8,873	3,467,036
Ross Stores, Inc.	320,559	65,919,753
TJX Cos., Inc.	99,232	16,041,845
Ulta Beauty, Inc.(a)	35,855	24,553,145
Valvoline, Inc.(a)	157,887	5,968,129
Williams-Sonoma, Inc.	35,301	7,259,651
		137,927,677
Technology Hardware, Storage & Peripherals — 0.3%
NetApp, Inc.	70,472	6,978,842
Seagate Technology Holdings PLC	5,657	2,307,151
		9,285,993
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	19,338	7,011,959
Trading Companies & Distributors — 0.7%
DNOW, Inc.(a)	29,629	349,029
GATX Corp.	94,192	17,347,341
MSC Industrial Direct Co., Inc. - Class A	47,670	4,473,353
		22,169,723
TOTAL COMMON STOCKS (Cost $2,325,968,405)		2,825,173,705
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	637,449	8,535,442
EastGroup Properties, Inc.	36,315	7,128,998
		15,664,440

The accompanying notes are an integral part of these financial statements.

24

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office REITs — 0.5%
BXP, Inc.	253,265	$14,582,998
Residential REITs — 0.5%
Equity LifeStyle Properties, Inc.	78,303	5,258,829
Equity Residential	65,718	4,154,035
Essex Property Trust, Inc.	17,492	4,462,384
		13,875,248
Retail REITs — 0.7%
Regency Centers Corp.	105,133	8,305,507
Simon Property Group, Inc.	65,968	13,447,577
		21,753,084
Specialized REITs — 0.9%
Extra Space Storage, Inc.	27,328	4,127,348
Lamar Advertising Co. - Class A	61,959	8,534,233
SBA Communications Corp.	55,430	11,150,299
VICI Properties, Inc.	121,369	3,666,557
		27,478,437
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $97,561,513)		93,354,207
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.9%
First American Government Obligations Fund - Class X, 3.60%(b)	86,481,566	86,481,566
TOTAL MONEY MARKET FUNDS (Cost $86,481,566)		86,481,566
TOTAL INVESTMENTS — 99.8% (Cost $2,510,011,484)		$3,005,009,478
Other Assets in Excess of Liabilities — 0.2%		4,848,411
TOTAL NET ASSETS — 100.0%		$3,009,857,889

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

25

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.5%
Aerospace & Defense — 4.8%
ATI, Inc.(a)	3,522	$576,164
BWX Technologies, Inc.	16,353	3,368,391
Carpenter Technology Corp.	9,560	3,805,549
Curtiss-Wright Corp.	6,427	4,501,021
General Dynamics Corp.	7,485	2,672,519
HEICO Corp.	585	186,884
HEICO Corp. - Class A	26,277	6,309,370
Hexcel Corp.	54,384	5,040,853
Howmet Aerospace, Inc.	29,452	7,732,034
Huntington Ingalls Industries, Inc.	922	409,847
Karman Holdings, Inc.(a)	22,585	1,989,964
L3Harris Technologies, Inc.	12,033	4,386,510
Textron, Inc.	28,007	2,762,891
Woodward, Inc.	23,080	8,926,421
		52,668,418
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	41,636	7,713,069
Expeditors International of Washington, Inc.	17,590	2,551,078
GXO Logistics, Inc.(a)	2,287	143,692
		10,407,839
Automobile Components — 0.5%
Aptiv PLC(a)	19,724	1,450,503
Autoliv, Inc.	2,103	249,248
BorgWarner, Inc.	18,407	1,059,691
Cie Generale des Etablissements Michelin SCA	22,468	912,518
Gentex Corp.	70,758	1,655,737
Lear Corp.	1,324	173,775
		5,501,472
Automobiles — 0.1%
Ford Motor Co.	73,829	1,040,251
Rivian Automotive, Inc. - Class A(a)	17,606	269,900
		1,310,151
Banks — 3.0%
Bank OZK	1,334	62,111
BOK Financial Corp.	642	80,712
Citizens Financial Group, Inc.	34,328	2,066,202
Columbia Banking System, Inc.	3,061	87,085
Commerce Bancshares, Inc.	64,317	3,279,524
Cullen/Frost Bankers, Inc.	1,549	214,103
East West Bancorp, Inc.	44,720	4,894,604
Fifth Third Bancorp	46,326	2,291,747
First Citizens BancShares, Inc. - Class A	245	465,047
First Hawaiian, Inc.	48,020	1,188,975
First Horizon Corp.	14,938	355,375
FNB Corp.	9,646	163,886
Home BancShares, Inc.	4,923	135,186

	Shares	Value
Huntington Bancshares, Inc.	164,445	$2,762,676
KeyCorp	28,121	583,229
M&T Bank Corp.	3,305	717,119
Old National Bancorp	8,019	185,239
Pinnacle Financial Partners, Inc.	4,392	398,618
Popular, Inc.	2,043	276,540
Prosperity Bancshares, Inc.	35,706	2,512,631
Regions Financial Corp.	18,557	516,441
SouthState Bank Corp.	2,008	198,129
Truist Financial Corp.	41,332	2,038,081
US Bancorp	40,566	2,217,338
Webster Financial Corp.	4,761	343,411
Westamerica BanCorp	17,098	866,014
Western Alliance Bancorp	3,002	241,121
Wintrust Financial Corp.	22,014	3,171,337
Zions Bancorp NA	4,739	271,450
		32,583,931
Beverages — 0.7%
Brown-Forman Corp. - Class A	820	24,075
Brown-Forman Corp. - Class B	5,775	166,667
Celsius Holdings, Inc.(a)	3,743	200,662
Coca-Cola Consolidated, Inc.	12,949	2,620,878
Coca-Cola Europacific Partners PLC	9,701	1,071,281
Constellation Brands, Inc. - Class A	3,341	527,410
Heineken NV	13,856	1,283,873
Keurig Dr Pepper, Inc.	5,206	157,638
Molson Coors Beverage Co. - Class B	2,463	120,662
Pernod Ricard SA	16,408	1,516,565
Primo Brands Corp. - Class A	4,536	102,877
		7,792,588
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.(a)	3,605	1,200,177
Arrowhead Pharmaceuticals, Inc.(a)	3,067	194,049
Atrium Therapeutics, Inc.(a)	183	2,696
Avidity Biosciences, Inc.(a)	1,828	131,616
Biogen, Inc.(a)	7,534	1,445,172
BioMarin Pharmaceutical, Inc.(a)	4,394	271,242
Exelixis, Inc.(a)	7,917	348,823
Halozyme Therapeutics, Inc.(a)	11,308	786,245
Incyte Corp.(a)	4,651	471,007
Insmed, Inc.(a)	6,124	914,497
Moderna, Inc.(a)	3,046	163,174
Natera, Inc.(a)	14,066	2,926,291
Neurocrine Biosciences, Inc.(a)	2,846	376,383
Praxis Precision Medicines, Inc.(a)	591	199,019
Revolution Medicines, Inc.(a)	2,789	284,534
Roivant Sciences Ltd.(a)	8,968	259,534
United Therapeutics Corp.(a)	1,037	522,544
		10,497,003

The accompanying notes are an integral part of these financial statements.

26

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Broadline Retail — 0.3%
Dillard’s, Inc. - Class A	115	$69,321
eBay, Inc.	33,787	3,069,887
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,374	147,155
		3,286,363
Building Products — 2.8%
A O Smith Corp.	19,386	1,512,108
AAON, Inc.	118	11,942
Advanced Drainage Systems, Inc.	37,320	6,394,409
Allegion PLC	35,221	5,675,864
Armstrong World Industries, Inc.	844	146,434
Builders FirstSource, Inc.(a)	12,254	1,277,970
Carlisle Cos., Inc.	3,153	1,244,710
Carrier Global Corp.	1,808	116,435
Fortune Brands Innovations, Inc.	3,295	179,050
Lennox International, Inc.	8,289	4,724,233
Masco Corp.	89,156	6,385,353
Masterbrand, Inc.(a)	35,541	359,675
Owens Corning	2,617	319,457
Resideo Technologies, Inc.(a)	21,609	836,268
Simpson Manufacturing Co., Inc.	1,344	260,158
UFP Industries, Inc.	10,633	1,094,242
Zurn Elkay Water Solutions Corp.	3,476	177,206
		30,715,514
Capital Markets — 6.2%
Affiliated Managers Group, Inc.	6,116	1,872,597
Ameriprise Financial, Inc.	9,107	4,281,383
Bank of New York Mellon Corp.	5,272	627,895
Carlyle Group, Inc.	17,559	912,892
Cboe Global Markets, Inc.	11,174	3,349,071
Evercore, Inc. - Class A	13,566	4,189,723
FactSet Research Systems, Inc.	961	208,354
Franklin Resources, Inc.	7,210	191,353
Hamilton Lane, Inc. - Class A	43,383	4,552,612
Houlihan Lokey, Inc.	59,961	9,819,813
Intercontinental Exchange, Inc.	18,019	2,957,459
Invesco Ltd.	11,118	291,959
Jefferies Financial Group, Inc.	3,834	170,230
LPL Financial Holdings, Inc.	33,403	10,033,593
MarketAxess Holdings, Inc.	995	191,040
Morningstar, Inc.	664	121,605
MSCI, Inc.	9,936	5,681,703
Nasdaq, Inc.	24,077	2,108,664
Northern Trust Corp.	21,627	3,094,607
Raymond James Financial, Inc.	28,260	4,326,041
Robinhood Markets, Inc. - Class A(a)	8,946	678,554

	Shares	Value
SEI Investments Co.	3,268	$265,754
State Street Corp.	6,015	773,649
Stifel Financial Corp.	66,524	4,926,065
T Rowe Price Group, Inc.	16,044	1,518,244
Tradeweb Markets, Inc. - Class A	2,645	326,010
		67,470,870
Chemicals — 1.6%
Albemarle Corp.	23,632	4,222,329
Axalta Coating Systems Ltd.(a)	5,600	187,096
CF Industries Holdings, Inc.	24,190	2,407,873
Corteva, Inc.	3,894	311,987
DuPont de Nemours, Inc.	8,568	428,743
Eastman Chemical Co.	26,089	1,969,980
Element Solutions, Inc.	28,229	990,556
International Flavors & Fragrances, Inc.	5,416	445,358
LyondellBasell Industries NV - Class A	7,538	433,586
Mosaic Co.	5,899	164,228
NewMarket Corp.	995	622,880
PPG Industries, Inc.	16,225	2,000,056
RPM International, Inc.	3,512	400,789
Scotts Miracle-Gro Co.	44,969	3,153,226
Westlake Corp.	971	102,324
		17,841,011
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	13,643	607,114
Clean Harbors, Inc.(a)	1,308	383,506
Copart, Inc.(a)	17,601	670,422
MSA Safety, Inc.	940	183,685
RB Global, Inc.	12,038	1,215,357
Republic Services, Inc.	19,649	4,499,621
Rollins, Inc.	24,880	1,514,943
Tetra Tech, Inc.	6,235	223,462
Veralto Corp.	4,282	417,195
Waste Connections, Inc.	4,762	819,683
		10,534,988
Communications Equipment — 0.8%
Ciena Corp.(a)	3,442	1,200,226
F5, Inc.(a)	7,687	2,085,944
Lumentum Holdings, Inc.(a)	7,470	5,235,798
		8,521,968
Construction & Engineering — 2.6%
AECOM	2,930	287,081
API Group Corp.(a)	7,566	336,384
Comfort Systems USA, Inc.	5,452	7,792,925
Dycom Industries, Inc.(a)	719	301,994
EMCOR Group, Inc.	12,657	9,171,515
Fluor Corp.(a)	5,195	271,751
MasTec, Inc.(a)	13,122	3,910,619
Primoris Services Corp.	679	102,339

The accompanying notes are an integral part of these financial statements.

27

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — (Continued)
Quanta Services, Inc.	10,010	$5,636,431
Valmont Industries, Inc.	232	106,704
		27,917,743
Construction Materials — 0.5%
Amrize Ltd.(a)	18,282	1,188,147
Eagle Materials, Inc.	996	222,905
James Hardie Industries PLC(a)	4,003	97,473
Martin Marietta Materials, Inc.	3,660	2,476,246
Vulcan Materials Co.	3,090	957,900
		4,942,671
Consumer Finance — 0.4%
Ally Financial, Inc.	9,368	369,474
Credit Acceptance Corp.(a)	1,866	882,954
OneMain Holdings, Inc.	3,794	208,746
SoFi Technologies, Inc.(a)	27,664	491,312
Synchrony Financial	38,234	2,642,352
		4,594,838
Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	3,472	342,999
Casey’s General Stores, Inc.	5,148	3,529,417
Dollar General Corp.	6,526	1,019,622
Dollar Tree, Inc.(a)	6,121	774,184
Koninklijke Ahold Delhaize NV	45,511	2,245,820
Kroger Co.	10,726	731,942
Maplebear, Inc.(a)	4,529	169,883
Performance Food Group Co.(a)	3,655	354,754
Sprouts Farmers Market, Inc.(a)	3,339	246,652
Sysco Corp.	73,092	6,663,067
Target Corp.	13,028	1,482,456
US Foods Holding Corp.(a)	36,050	3,482,791
		21,043,587
Containers & Packaging — 1.1%
AptarGroup, Inc.	1,710	245,744
Avery Dennison Corp.	2,048	402,125
Ball Corp.	28,140	1,889,038
Crown Holdings, Inc.	2,937	336,580
Graphic Packaging Holding Co.	63,800	780,274
International Paper Co.	10,217	444,951
Packaging Corp. of America	34,401	7,985,848
Smurfit Westrock PLC	8,529	400,948
		12,485,508
Distributors — 0.5%
Genuine Parts Co.	2,926	348,955
LKQ Corp.	38,286	1,267,649
Pool Corp.	16,562	3,762,555
		5,379,159

	Shares	Value
Diversified Consumer Services — 0.2%
ADT, Inc.	8,058	$64,625
Bright Horizons Family Solutions, Inc.(a)	896	66,770
Frontdoor, Inc.(a)	22,628	1,551,602
Service Corp. International	3,549	298,755
		1,981,752
Diversified Telecommunication Services — 0.0%(b)
Iridium Communications, Inc.	12	287
Electric Utilities — 2.3%
Alliant Energy Corp.	3,831	277,135
Duke Energy Corp.	13,449	1,759,802
Edison International	7,745	578,861
Entergy Corp.	18,972	2,032,091
Evergy, Inc.	39,914	3,339,205
Eversource Energy	29,553	2,252,234
Exelon Corp.	18,988	939,336
FirstEnergy Corp.	27,238	1,393,496
IDACORP, Inc.	525	75,584
NRG Energy, Inc.	17,649	3,158,465
OGE Energy Corp.	33,969	1,669,237
PG&E Corp.	38,527	732,013
Pinnacle West Capital Corp.	2,502	250,951
PPL Corp.	51,195	1,995,581
Xcel Energy, Inc.	59,634	4,971,090
		25,425,081
Electrical Equipment — 3.5%
Acuity, Inc.	985	297,066
AMETEK, Inc.	62,799	15,022,777
Bloom Energy Corp. - Class A(a)	5,714	889,498
Forgent Power Solutions, Inc.(a)	27,557	947,685
Generac Holdings, Inc.(a)	8,937	2,014,132
Hubbell, Inc.	1,304	667,166
Nextpower, Inc. - Class A(a)	4,361	458,341
nVent Electric PLC	2,559	302,883
Regal Rexnord Corp.	4,097	905,355
Rockwell Automation, Inc.	8,957	3,649,530
Sensata Technologies Holding PLC	93,607	3,495,285
Vertiv Holdings Co. - Class A	37,091	9,454,125
		38,103,843
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.	386	129,530
Arrow Electronics, Inc.(a)	25,764	3,920,250
CDW Corp.	22,712	2,785,400
Celestica, Inc.(a)	8,504	2,360,966
Cognex Corp.	1,882	102,381
Coherent Corp.(a)	9,061	2,346,165

The accompanying notes are an integral part of these financial statements.

28

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — (Continued)
Fabrinet(a)	1,119	$610,560
Flex Ltd.(a)	89,372	5,632,223
IPG Photonics Corp.(a)	5	658
Jabil, Inc.	6,470	1,714,485
Keysight Technologies, Inc.(a)	32,294	9,924,915
Littelfuse, Inc.	309	108,910
Ralliant Corp.	21,009	964,103
Sanmina Corp.(a)	548	85,083
TD SYNNEX Corp.	1,367	214,359
TE Connectivity PLC	18,102	4,166,175
Teledyne Technologies, Inc.(a)	13,556	9,232,992
Vontier Corp.	25,261	1,033,680
Zebra Technologies Corp. - Class A(a)	6,298	1,410,500
		46,743,335
Energy Equipment & Services — 1.5%
Baker Hughes Co.	79,936	5,216,623
Halliburton Co.	22,911	824,796
Helmerich & Payne, Inc.	37,391	1,316,911
SLB Ltd.	45,349	2,328,218
TechnipFMC PLC	105,670	7,006,978
		16,693,526
Entertainment — 0.5%
Electronic Arts, Inc.	5,100	1,022,907
Live Nation Entertainment, Inc.(a)	3,582	580,786
Roku, Inc.(a)	3,296	324,359
Take-Two Interactive Software, Inc.(a)	1,710	361,631
TKO Group Holdings, Inc.	5,460	1,222,330
Warner Bros Discovery, Inc.(a)	57,783	1,627,747
		5,139,760
Financial Services — 1.1%
Block, Inc.(a)	6,000	382,200
Corpay, Inc.(a)	6,532	2,123,553
Equitable Holdings, Inc.	8,453	339,980
Essent Group Ltd.	2,889	175,767
Global Payments, Inc.	21,950	1,678,297
Jack Henry & Associates, Inc.	23,899	3,882,632
MGIC Investment Corp.	8,484	225,080
Rocket Cos., Inc. - Class A	51,156	930,528
Shift4 Payments, Inc. - Class A(a)	1,355	59,715
Voya Financial, Inc.	13,974	934,581
WEX, Inc.(a)	5,613	837,403
		11,569,736
Food Products — 0.8%
Archer-Daniels-Midland Co.	10,916	753,641
Bunge Global SA	4,406	531,584
Cal-Maine Foods, Inc.	6,681	581,982

	Shares	Value
Campbell’s Co.	3,481	$93,813
Conagra Brands, Inc.	61,856	1,190,728
General Mills, Inc.	13,406	606,353
Hershey Co.	2,723	643,390
Hormel Foods Corp.	5,475	140,160
Ingredion, Inc.	1,914	224,818
Kraft Heinz Co.	18,942	466,163
Lamb Weston Holdings, Inc.	3,618	174,351
Magnum Ice Cream Co. NV(a)	24,787	393,636
McCormick & Co., Inc.	17,353	1,232,757
Mondelez International, Inc. - Class A	15,990	984,664
Pilgrim’s Pride Corp.	1,041	44,930
Tyson Foods, Inc. - Class A	7,009	455,515
		8,518,485
Gas Utilities — 0.5%
Atmos Energy Corp.	2,933	547,855
National Fuel Gas Co.	2,171	197,626
ONE Gas, Inc.	28,940	2,530,514
Southwest Gas Holdings, Inc.	1,404	123,791
Spire, Inc.	17,457	1,599,236
UGI Corp.	3,999	149,602
		5,148,624
Ground Transportation — 2.2%
CSX Corp.	134,988	5,762,638
JB Hunt Transport Services, Inc.	2,394	558,783
Knight-Swift Transportation Holdings, Inc.	27,098	1,705,006
Landstar System, Inc.	5,400	879,930
Norfolk Southern Corp.	5,628	1,771,357
Old Dominion Freight Line, Inc.	44,179	8,970,546
Ryder System, Inc.	1,543	341,867
Saia, Inc.(a)	722	292,692
U-Haul Holding Co.	3,142	148,177
U-Haul Holding Co. - Series N(a)	282	14,286
XPO, Inc.(a)	18,871	3,971,779
		24,417,061
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	26,900	5,113,690
Baxter International, Inc.	8,763	178,502
Becton Dickinson & Co.	13,963	2,464,190
Cooper Cos., Inc.(a)	71,255	5,961,906
Dexcom, Inc.(a)	9,200	675,556
Edwards Lifesciences Corp.(a)	5,625	486,394
Envista Holdings Corp.(a)	49,160	1,435,964
GE HealthCare Technologies, Inc.	52,850	4,453,670
Globus Medical, Inc. - Class A(a)	2,160	206,194
Hologic, Inc.(a)	3,968	299,029
IDEXX Laboratories, Inc.(a)	6,180	4,058,591
Insulet Corp.(a)	6,469	1,595,320

The accompanying notes are an integral part of these financial statements.

29

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
Masimo Corp.(a)	1,206	$211,472
Medtronic PLC	17,564	1,715,300
ResMed, Inc.	2,878	737,516
Solventum Corp.(a)	24,529	1,820,052
STERIS PLC	6,817	1,720,270
Teleflex, Inc.	289	35,275
Zimmer Biomet Holdings, Inc.	48,028	4,727,876
		37,896,767
Health Care Providers & Services — 4.3%
Cencora, Inc.	31,293	11,645,377
Centene Corp.(a)	88,357	3,965,462
Chemed Corp.	360	147,604
Cigna Group	5,126	1,485,617
DaVita, Inc.(a)	1,254	196,000
Encompass Health Corp.	21,082	2,274,326
Ensign Group, Inc.	1,675	358,735
Guardant Health, Inc.(a)	17,228	1,617,709
Henry Schein, Inc.(a)	42,847	3,530,164
Hims & Hers Health, Inc.(a)	4,303	62,480
Humana, Inc.	2,434	463,774
Labcorp Holdings, Inc.	31,904	9,224,084
McKesson Corp.	1,528	1,508,701
Molina Healthcare, Inc.(a)	1,734	267,123
Quest Diagnostics, Inc.	15,149	3,210,225
Tenet Healthcare Corp.(a)	19,209	4,598,443
Universal Health Services, Inc. - Class B	9,820	2,023,902
		46,579,726
Health Care Technology — 0.1%
Doximity, Inc. - Class A(a)	2,127	52,175
Veeva Systems, Inc. - Class A(a)	2,703	491,973
		544,148
Hotels, Restaurants & Leisure — 2.8%
Aramark	5,364	224,483
Boyd Gaming Corp.	15,591	1,297,639
Carnival Corp.	30,501	962,307
Cava Group, Inc.(a)	2,042	168,404
Churchill Downs, Inc.	8,285	761,640
Darden Restaurants, Inc.	22,008	4,706,411
Domino’s Pizza, Inc.	11,350	4,568,488
Dutch Bros, Inc. - Class A(a)	2,745	147,159
Expedia Group, Inc.	2,207	476,028
Hilton Worldwide Holdings, Inc.	20,326	6,337,240
Las Vegas Sands Corp.	8,534	484,048
Marriott International, Inc. - Class A	10,886	3,720,073
MGM Resorts International(a)	4,187	154,333
Norwegian Cruise Line Holdings Ltd.(a)	11,884	294,604

	Shares	Value
Red Rock Resorts, Inc. - Class A	1,312	$79,442
Sodexo SA	14,230	780,372
Texas Roadhouse, Inc.	1,877	343,247
Viking Holdings Ltd.(a)	42,698	3,331,298
Wyndham Hotels & Resorts, Inc.	11,621	950,598
Yum! Brands, Inc.	6,941	1,167,199
		30,955,013
Household Durables — 1.9%
Cavco Industries, Inc.(a)	1,343	775,260
DR Horton, Inc.	39,535	6,341,019
Garmin Ltd.	4,103	1,037,362
Installed Building Products, Inc.	745	244,181
Lennar Corp. - Class A	3,528	403,462
Lennar Corp. - Class B	140	14,942
Mohawk Industries, Inc.(a)	14,681	1,839,089
NVR, Inc.(a)	336	2,525,977
PulteGroup, Inc.	18,508	2,539,298
SharkNinja, Inc.(a)	863	106,037
Somnigroup International, Inc.	25,081	2,245,000
Taylor Morrison Home Corp.(a)	3,371	222,115
Toll Brothers, Inc.	2,843	447,033
TopBuild Corp.(a)	5,009	2,245,535
		20,986,310
Household Products — 0.4%
Church & Dwight Co., Inc.	5,136	538,561
Clorox Co.	2,528	321,461
Kimberly-Clark Corp.	23,768	2,648,706
Reckitt Benckiser Group PLC	3,944	346,109
		3,854,837
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	15,892	274,614
Clearway Energy, Inc. - Class A	821	29,572
Clearway Energy, Inc. - Class C	2,232	85,508
Ormat Technologies, Inc.	677	70,205
Talen Energy Corp.(a)	1,431	530,858
		990,757
Industrial Conglomerates — 0.1%
3M Co.	6,869	1,135,583
Insurance — 3.5%
Allstate Corp.	7,094	1,521,805
American Financial Group, Inc.	2,037	270,880
American International Group, Inc.	3,989	321,075
Arch Capital Group Ltd.(a)	16,430	1,645,464
Assurant, Inc.	1,601	367,574
Axis Capital Holdings Ltd.	2,543	268,846
Brown & Brown, Inc.	37,519	2,694,615

The accompanying notes are an integral part of these financial statements.

30

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Cincinnati Financial Corp.	3,918	$642,474
CNA Financial Corp.	593	28,476
Erie Indemnity Co. - Class A	750	202,080
Everest Group Ltd.	1,199	402,252
First American Financial Corp.	20,218	1,417,484
Globe Life, Inc.	2,464	357,921
Hanover Insurance Group, Inc.	3,811	688,381
Hartford Insurance Group, Inc.	8,105	1,141,427
Kinsale Capital Group, Inc.	274	106,770
Loews Corp.	4,427	487,058
Markel Group, Inc.(a)	1,274	2,640,327
Marsh & McLennan Cos., Inc.	16,075	3,001,845
Old Republic International Corp.	6,129	262,750
Primerica, Inc.	1,056	267,865
Principal Financial Group, Inc.	6,087	580,821
Progressive Corp.	7,894	1,686,632
Prudential Financial, Inc.	3,262	320,916
Reinsurance Group of America, Inc.	31,983	6,899,693
RenaissanceRe Holdings Ltd.	17,774	5,375,924
RLI Corp.	2,186	136,231
Ryan Specialty Holdings, Inc.	1,629	64,101
Travelers Cos., Inc.	3,636	1,122,215
Unum Group	3,390	243,165
W R Berkley Corp.	6,228	446,548
Willis Towers Watson PLC	7,243	2,210,346
		37,823,961
Interactive Media & Services — 0.1%
Pinterest, Inc. - Class A(a)	14,356	245,918
Reddit, Inc. - Class A(a)	4,549	663,290
		909,208
IT Services — 1.7%
Akamai Technologies, Inc.(a)	36,021	3,544,106
Amdocs Ltd.	24,226	1,690,975
Cloudflare, Inc. - Class A(a)	17,474	3,008,848
Cognizant Technology Solutions Corp. - Class A	31,619	2,037,212
EPAM Systems, Inc.(a)	7,029	991,089
Gartner, Inc.(a)	1,442	226,682
GoDaddy, Inc. - Class A(a)	3,417	297,826
Kyndryl Holdings, Inc.(a)	6,943	85,607
MongoDB, Inc.(a)	9,129	2,998,603
Twilio, Inc. - Class A(a)	26,003	3,145,323
		18,026,271
Leisure Products — 0.0%(b)
Hasbro, Inc.	1,451	144,505
Mattel, Inc.(a)	4,464	75,665
		220,170

	Shares	Value
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	30,563	$3,709,737
Bio-Rad Laboratories, Inc. - Class A(a)	7,280	2,027,043
Bio-Techne Corp.	3,151	185,909
Charles River Laboratories International, Inc.(a)	1,048	187,058
Illumina, Inc.(a)	2,883	387,648
IQVIA Holdings, Inc.(a)	34,545	6,176,991
Medpace Holdings, Inc.(a)	711	321,201
Mettler-Toledo International, Inc.(a)	1,308	1,787,631
QIAGEN NV	80,832	4,025,434
Waters Corp.(a)	3,465	1,106,587
West Pharmaceutical Services, Inc.	24,136	6,138,750
		26,053,989
Machinery — 5.5%
AGCO Corp.	969	132,268
Allison Transmission Holdings, Inc.	13,025	1,632,033
Chart Industries, Inc.(a)	459	95,151
Crane Co.	637	127,738
Cummins, Inc.	11,153	6,511,902
Donaldson Co., Inc.	3,347	310,468
Dover Corp.	25,937	5,848,794
Esab Corp.	799	100,810
Flowserve Corp.	928	82,147
Fortive Corp.	14,856	879,475
Gates Industrial Corp. PLC(a)	5,801	159,934
Graco, Inc.	4,391	412,403
IDEX Corp.	4,267	893,808
ITT, Inc.	22,464	4,546,938
JBT Marel Corp.	1,072	165,088
Lincoln Electric Holdings, Inc.	5,885	1,689,289
Middleby Corp.(a)	1,292	218,167
Mueller Industries, Inc.	3,703	436,806
Nordson Corp.	14,295	4,194,725
Oshkosh Corp.	9,277	1,577,276
PACCAR, Inc.	16,283	2,053,123
Parker-Hannifin Corp.	859	866,886
Pentair PLC	53,027	5,259,748
RBC Bearings, Inc.(a)	1,494	860,424
Snap-on, Inc.	10,456	4,027,860
SPX Technologies, Inc.(a)	10,141	2,301,399
Stanley Black & Decker, Inc.	2,080	179,899
Timken Co.	14,990	1,624,616
Toro Co.	14,071	1,391,059
Watts Water Technologies, Inc. - Class A	4,879	1,603,922
Westinghouse Air Brake Technologies Corp.	35,594	9,395,036
Xylem, Inc.	5,043	653,371
		60,232,563

The accompanying notes are an integral part of these financial statements.

31

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Media — 0.3%
Charter Communications, Inc. - Class A(a)	1,980	$464,567
EchoStar Corp. - Class A(a)	2,173	251,047
Fox Corp. - Class A	5,310	299,165
Fox Corp. - Class B	3,277	169,519
Liberty Broadband Corp. - Class A(a)	417	22,760
Liberty Broadband Corp. - Class C(a)	2,919	159,406
New York Times Co. - Class A	4,023	320,995
News Corp. - Class A	10,644	258,543
News Corp. - Class B	3,179	85,134
Nexstar Media Group, Inc.	721	180,985
Omnicom Group, Inc.	6,851	584,322
Paramount Skydance Corp.	17,211	232,521
Publicis Groupe SA	6,519	581,245
		3,610,209
Metals & Mining — 0.8%
Alcoa Corp.	4,645	288,361
Cleveland-Cliffs, Inc.(a)	12,812	136,576
Coeur Mining, Inc.(a)	4,442	120,600
Commercial Metals Co.	17,792	1,304,154
Hudbay Minerals, Inc.	27,664	783,721
MP Materials Corp.(a)	1,918	112,913
Nucor Corp.	5,090	900,319
Reliance, Inc.	11,209	3,538,009
Royal Gold, Inc.	1,705	511,142
Steel Dynamics, Inc.	4,168	804,966
		8,500,761
Multi-Utilities — 1.0%
Ameren Corp.	4,001	453,233
CenterPoint Energy, Inc.	31,848	1,385,388
CMS Energy Corp.	4,159	324,693
Consolidated Edison, Inc.	5,168	581,503
DTE Energy Co.	16,498	2,445,663
Northwestern Energy Group, Inc.	26,461	1,851,212
Public Service Enterprise Group, Inc.	6,628	570,472
WEC Energy Group, Inc.	30,737	3,595,000
		11,207,164
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	9,335	209,851
Antero Resources Corp.(a)	6,133	225,756
APA Corp.	9,852	299,205
Cheniere Energy, Inc.	7,564	1,783,062
Chord Energy Corp.	190	20,590
ConocoPhillips	13,709	1,555,423
Coterra Energy, Inc.	159,529	4,879,992
Devon Energy Corp.	18,512	805,827
Diamondback Energy, Inc.	23,294	4,055,020
DT Midstream, Inc.	2,560	355,430

	Shares	Value
Enterprise Products Partners LP	74,859	$2,705,404
EQT Corp.	39,024	2,396,854
Expand Energy Corp.	6,181	667,054
Hess Midstream LP - Class A	1,866	72,177
HF Sinclair Corp.	5,097	254,901
Kinetik Holdings, Inc.	233	10,599
Marathon Petroleum Corp.	11,397	2,258,999
Matador Resources Co.	471	24,209
Murphy Oil Corp.	31,101	1,030,998
Occidental Petroleum Corp.	19,638	1,042,385
ONEOK, Inc.	20,052	1,659,704
Ovintiv, Inc.	8,564	433,253
Permian Resources Corp.	113,193	2,070,300
Phillips 66	7,712	1,190,193
Range Resources Corp.	47,914	1,977,890
Targa Resources Corp.	5,167	1,218,379
Texas Pacific Land Corp.	1,485	778,571
Uranium Energy Corp.(a)	3,800	58,254
Viper Energy, Inc. - Class A	3,569	166,101
		34,206,381
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	6,314	535,048
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	1,167	60,217
Delta Air Lines, Inc.	17,253	1,133,522
Southwest Airlines Co.	32,589	1,605,334
United Airlines Holdings, Inc.(a)	8,069	857,735
		3,656,808
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. - Class A	13,196	1,444,566
Kenvue, Inc.	153,268	2,930,484
		4,375,050
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc.(a)	12,769	337,102
Jazz Pharmaceuticals PLC(a)	1,744	331,395
Royalty Pharma PLC - Class A	5,949	274,903
Viatris, Inc.	33,435	499,184
		1,442,584
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	3,164	249,418
Broadridge Financial Solutions, Inc.	31,086	5,777,955
CACI International, Inc. - Class A(a)	2,777	1,694,442
Equifax, Inc.	26,822	5,604,725
ExlService Holdings, Inc.(a)	3,485	108,906
Exponent, Inc.	45,758	3,330,267
Genpact Ltd.	1,869	74,237
Leidos Holdings, Inc.	7,270	1,272,977
Paycom Software, Inc.	847	106,578

The accompanying notes are an integral part of these financial statements.

32

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional Services — (Continued)
Paylocity Holding Corp.(a)	298	$31,734
SS&C Technologies Holdings, Inc.	3,535	266,150
TriNet Group, Inc.	389	14,813
Verisk Analytics, Inc.	28,387	5,892,290
		24,424,492
Real Estate Management & Development — 0.7%
CBRE Group, Inc. - Class A(a)	49,650	7,331,319
CoStar Group, Inc.(a)	8,580	382,926
Jones Lang LaSalle, Inc.(a)	1,186	374,242
		8,088,487
Semiconductors & Semiconductor Equipment — 5.0%
Amkor Technology, Inc.	4,189	200,318
Applied Materials, Inc.	8,837	3,290,015
Cirrus Logic, Inc.(a)	257	36,268
Entegris, Inc.	39,152	5,185,682
First Solar, Inc.(a)	2,215	436,798
GLOBALFOUNDRIES, Inc.(a)	2,010	95,576
Infineon Technologies AG	33,464	1,810,839
Lattice Semiconductor Corp.(a)	43,523	4,161,669
MACOM Technology Solutions Holdings, Inc.(a)	14,444	3,583,845
Microchip Technology, Inc.	25,988	1,939,744
MKS, Inc.	9,060	2,214,808
Monolithic Power Systems, Inc.	13,328	15,230,439
NXP Semiconductors NV	5,029	1,141,633
ON Semiconductor Corp.(a)	10,363	688,932
Onto Innovation, Inc.(a)	1,390	300,087
Qnity Electronics, Inc.	10,406	1,319,065
Qorvo, Inc.(a)	2,228	184,701
Rambus, Inc.(a)	2,785	277,553
Skyworks Solutions, Inc.	40,948	2,439,682
Teradyne, Inc.	21,425	6,856,643
Universal Display Corp.	27,157	2,897,380
		54,291,677
Software — 0.7%
Appfolio, Inc. - Class A(a)	358	63,638
Bentley Systems, Inc. - Class B	5,249	191,851
Check Point Software Technologies Ltd.(a)	4,424	672,758
Cipher Digital, Inc.(a)	3,439	53,648
Commvault Systems, Inc.(a)	213	18,122
Docusign, Inc.(a)	5,254	236,798
Dolby Laboratories, Inc. - Class A	1,452	96,660
Gen Digital, Inc.	34,943	788,663
InterDigital, Inc.	4,685	1,717,193
Manhattan Associates, Inc.(a)	1,732	234,565

	Shares	Value
PTC, Inc.(a)	442	$69,213
Riot Platforms, Inc.(a)	9,283	151,220
Synopsys, Inc.(a)	6,919	2,864,466
UiPath, Inc. - Class A(a)	10,204	109,489
Zoom Communications, Inc. - Class A(a)	5,495	406,300
Zscaler, Inc.(a)	927	136,260
		7,810,844
Specialty Retail — 3.3%
AutoNation, Inc.(a)	919	179,352
AutoZone, Inc.(a)	743	2,790,396
Best Buy Co., Inc.	4,773	295,783
Burlington Stores, Inc.(a)	1,870	573,847
Chewy, Inc. - Class A(a)	646	17,713
Dick’s Sporting Goods, Inc.	1,771	360,629
Floor & Decor Holdings, Inc. - Class A(a)	2,919	201,674
GameStop Corp. - Class A(a)	8,052	193,490
Gap, Inc.	9,155	256,706
Lithia Motors, Inc.	711	198,781
Murphy USA, Inc.	2,279	890,496
Penske Automotive Group, Inc.	458	72,144
Ross Stores, Inc.	71,401	14,682,902
TJX Cos., Inc.	16,101	2,602,888
Tractor Supply Co.	15,085	782,006
Ulta Beauty, Inc.(a)	12,353	8,459,211
Valvoline, Inc.(a)	30,239	1,143,034
Williams-Sonoma, Inc.	10,576	2,174,954
		35,876,006
Technology Hardware, Storage & Peripherals — 0.6%
HP, Inc.	59,335	1,126,772
NetApp, Inc.	18,892	1,870,875
Pure Storage, Inc. - Class A(a)	6,855	440,228
Seagate Technology Holdings PLC	1,128	460,043
Super Micro Computer, Inc.(a)	10,433	337,925
Western Digital Corp.	8,441	2,360,948
		6,596,791
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(a)	3,673	139,500
Birkenstock Holding PLC(a)	485	20,200
Columbia Sportswear Co.	6	372
Deckers Outdoor Corp.(a)	4,902	574,858
Levi Strauss & Co. - Class A	2,594	57,483
Lululemon Athletica, Inc.(a)	2,743	507,921
Ralph Lauren Corp.	13,158	4,771,091
Tapestry, Inc.	5,965	927,379
VF Corp.	8,709	169,129
		7,167,933

The accompanying notes are an integral part of these financial statements.

33

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — 1.1%
Air Lease Corp.	2,902	$188,166
Applied Industrial Technologies, Inc.	1,152	325,532
Ashtead Group PLC	15,935	1,147,064
Bunzl PLC	92,923	2,740,421
Core & Main, Inc. - Class A(a)	5,532	299,613
DNOW, Inc.(a)	5,683	66,946
Fastenal Co.	2,275	104,741
GATX Corp.	15,284	2,814,854
MSC Industrial Direct Co., Inc. - Class A	35,283	3,310,957
QXO, Inc.(a)	14,124	338,270
SiteOne Landscape Supply, Inc.(a)	1,093	156,179
Watsco, Inc.	825	344,297
WESCO International, Inc.	1,423	411,958
		12,248,998
TOTAL COMMON STOCKS (Cost $823,209,630)		1,029,485,648
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Health Care REITs — 0.3%
CareTrust REIT, Inc.	18,740	761,219
Healthpeak Properties, Inc.	89,003	1,573,573
Ventas, Inc.	16,257	1,400,703
		3,735,495
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	103,429	1,384,914
EastGroup Properties, Inc.	6,942	1,362,784
		2,747,698
Office REITs — 0.2%
BXP, Inc.	42,544	2,449,684
Residential REITs — 0.5%
Equity LifeStyle Properties, Inc.	14,971	1,005,452
Equity Residential	49,619	3,136,417
Essex Property Trust, Inc.	5,436	1,386,778
		5,528,647
Retail REITs — 0.8%
Agree Realty Corp.	8,671	697,842
Realty Income Corp.	40,067	2,684,489
Regency Centers Corp.	28,087	2,218,873
Simon Property Group, Inc.	12,613	2,571,160
		8,172,364
Specialized REITs — 0.8%
American Tower Corp.	8,858	1,699,496
Extra Space Storage, Inc.	5,226	789,283
Lamar Advertising Co. - Class A	11,845	1,631,530
Public Storage	5,130	1,575,218

	Shares	Value
SBA Communications Corp.	8,994	$1,809,233
VICI Properties, Inc.	53,192	1,606,930
		9,111,690
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,290,869)		31,745,578
PREFERRED STOCKS — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA, 0.00%	12,197	1,198,786
TOTAL PREFERRED STOCKS (Cost $971,552)		1,198,786
EXCHANGE TRADED FUNDS — 0.1%
iShares Russell Mid-Cap Value ETF	5,325	819,571
TOTAL EXCHANGE TRADED FUNDS (Cost $790,375)		819,571

	Contracts
WARRANTS — 0.0%(b)
Specialty Retail — 0.0%(b)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00(a)	805	3,461
TOTAL WARRANTS (Cost $0)		3,461

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.2%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.55%(c)	943	943
First American Government Obligations Fund - Class X, 3.60%(c)	24,335,039	24,335,038
TOTAL MONEY MARKET FUNDS (Cost $24,335,981)		24,335,981
TOTAL INVESTMENTS — 99.8% (Cost $880,598,407)		$1,087,589,025
Other Assets in Excess of Liabilities — 0.2%		1,887,324
TOTAL NET ASSETS — 100.0%		$1,089,476,349

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

34

Column Mid Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

35

Column Mid Cap Fund
Schedule of Forward Currency Contracts
February 28, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	03/27/2026	GBP	817,068	USD	1,098,492	$2,720
Morgan Stanley	03/27/2026	EUR	627,794	USD	739,465	3,501
UBS AG	03/27/2026	USD	167,686	GBP	121,545	3,872
Bank of America	03/27/2026	USD	4,470,144	GBP	3,336,613	(26,814)
Morgan Stanley	03/27/2026	USD	9,899,319	EUR	8,384,143	(22,935)
Net Unrealized Appreciation (Depreciation)						$(39,656)

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

36

COLUMN FUNDS
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
ASSETS:
Investments, at value*	$1,723,433,988	$514,129,239	$3,005,009,478	$1,087,589,025
Receivable for investments sold	25,736,827	2,750,384	2,456,111	4,786,176
Dividends receivable	815,782	352,770	2,311,789	797,020
Cash	—	—	—	380,000
Receivable for fund shares sold	2,086,952	130,976	4,114,291	284,900
Dividend tax reclaims receivable	35,002	4,273	15,946	20,431
Receivable for open forward currency contracts	—	1,868	—	6,221
Foreign currency, at value**	—	—	—	1,049
Prepaid expenses and other assets	47,994	23,509	60,259	28,484
Total assets	1,752,156,545	517,393,019	3,013,967,874	1,093,893,306
LIABILITIES:
Payable for investments purchased	19,013,567	2,385,714	1,698,014	3,183,545
Payable for capital shares redeemed	865,266	271,403	1,197,095	740,604
Payable to Adviser	592,462	159,729	830,792	271,838
Payable for fund administration and accounting fees	63,445	27,271	106,808	44,530
Payable for administrative services	26,553	7,967	45,623	16,556
Payable for shareholder servicing fees	79,950	23,732	136,549	49,199
Payable for open forward currency contracts	—	7,855	—	45,877
Payable for custodian fees	24,939	17,517	20,785	17,250
Payable for transfer agent fees and expenses	6,814	4,815	8,982	5,789
Payable for compliance fees	1,924	1,917	1,918	1,917
Payable for expenses and other liabilities	65,375	43,212	63,419	39,852
Total liabilities	20,740,295	2,951,132	4,109,985	4,416,957
NET ASSETS	$1,731,416,250	$514,441,887	$3,009,857,889	$ 1,089,476,349
Net Assets Consists of:
Paid-in capital	$1,364,792,604	$441,892,870	$2,519,187,528	$875,149,568
Total distributable earnings	366,623,646	72,549,017	490,670,361	214,326,781
Total net assets	$1,731,416,250	$514,441,887	$3,009,857,889	$ 1,089,476,349
Net assets	$1,731,416,250	$514,441,887	$3,009,857,889	$1,089,476,349
Shares issued and outstanding(a)	124,940,817	42,045,910	236,826,203	84,000,928
Net asset value per share	$13.86	$12.24	$12.71	$12.97
Cost:
* Investments, at cost	$1,402,871,674	$439,599,125	$2,510,011,484	$880,598,407
** Foreign currency, at cost	$—	$—	$—	$1,048

(a)	Unlimited shares authorized with par value of $0.001.
The accompanying notes are an integral part of these financial statements.

37

COLUMN FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026 (Unaudited)

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$13,240,586	$3,449,213	$18,246,177	$6,917,981
Less: Issuance fees	(18,045)	(14,295)	(168)	(130)
Less: Dividend withholding taxes	(45,045)	(10,695)	(6,182)	(19,420)
Total investment income	13,177,496	3,424,223	18,239,827	6,898,431
EXPENSES:
Investment advisory fee	5,822,048	1,865,188	9,153,608	3,513,316
Shareholder service costs	470,707	145,330	816,368	303,646
Fund administration and accounting fees	193,642	85,291	319,870	139,104
Administrative service fees	156,902	48,443	272,103	101,215
Custodian fees	56,018	47,777	48,004	42,827
Reports to shareholders	167,928	32,122	165,301	32,696
Federal and state registration fees	39,996	19,585	50,635	21,338
Transfer agent fees	21,073	15,010	27,653	18,011
Trustees’ fees	15,430	15,430	15,430	15,430
Legal fees	15,792	13,147	16,598	13,029
Audit fees	10,145	10,145	10,145	10,145
Compliance fees	5,066	5,066	5,066	5,066
Interest expense	44	1	—	2,025
Other expenses and fees	16,004	12,112	21,454	14,752
Total expenses	6,990,795	2,314,647	10,922,255	4,232,600
Waiver by Adviser	(2,313,501)	(890,134)	(4,170,779)	(1,846,766)
Net expenses	4,677,294	1,424,513	6,751,476	2,385,834
NET INVESTMENT INCOME	8,500,202	1,999,710	11,488,351	4,512,597
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	103,089,438	7,628,066	6,426,121	17,906,759
Forward currency contracts	—	7,116	—	(56,727)
Foreign currency translation	(16,038)	(2,095)	—	1,788
Net realized gain (loss)	103,073,400	7,633,087	6,426,121	17,851,820
Net change in unrealized appreciation (depreciation) on:
Investments	144,413,465	31,475,276	228,158,567	77,165,921
Forward currency contracts	—	(5,273)	—	81,200
Foreign currency translation	933	(11)	—	(500)
Net change in unrealized appreciation (depreciation)	144,414,398	31,469,992	228,158,567	77,246,621
Net realized and unrealized gain (loss)	247,487,798	39,103,079	234,584,688	95,098,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,611,038	$246,073,039	$41,102,789	$255,988,000

The accompanying notes are an integral part of these financial statements.

38

COLUMN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Column Small Cap Select Fund		Column Small Cap Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$8,500,202	$7,415,794	$1,999,710	$3,844,574
Net realized gain (loss)	103,073,400	(3,768,972)	7,633,087	13,324,254
Net change in unrealized appreciation (depreciation)	144,414,398	66,414,054	31,469,992	4,034,461
Net increase (decrease) in net assets from operations	255,988,000	70,060,876	41,102,789	21,203,289
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(53,648,085)	(9,387,328)	(22,802,792)	(11,067,474)
Total distributions to shareholders	(53,648,085)	(9,387,328)	(22,802,792)	(11,067,474)
CAPITAL TRANSACTIONS:
Shares sold	157,060,200	461,852,796	28,725,954	95,972,604
Shares issued from reinvestment of distributions	53,648,085	9,387,328	22,802,792	11,067,474
Shares redeemed	(118,579,952)	(157,741,112)	(34,468,512)	(67,316,339)
Net increase (decrease) in net assets from capital transactions	92,128,333	313,499,012	17,060,234	39,723,739
NET INCREASE (DECREASE) IN NET ASSETS	294,468,248	374,172,560	35,360,231	49,859,554
NET ASSETS:
Beginning of the period	1,436,948,002	1,062,775,442	479,081,656	429,222,102
End of the period	$1,731,416,250	$1,436,948,002	$ 514,441,887	$479,081,656
SHARES TRANSACTIONS
Shares sold	12,057,090	42,035,361	2,417,867	8,793,606
Shares issued from reinvestment of distributions	4,178,200	756,432	1,970,855	922,289
Shares redeemed	(9,032,151)	(14,247,611)	(2,898,475)	(6,077,040)
Total increase (decrease) in shares outstanding	7,203,139	28,544,182	1,490,247	3,638,855

The accompanying notes are an integral part of these financial statements.

39

COLUMN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Column Mid Cap Select Fund		Column Mid Cap Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$11,488,351	$20,561,852	$4,512,597	$9,191,303
Net realized gain (loss)	6,426,121	31,402,029	17,851,820	27,605,136
Net change in unrealized appreciation (depreciation)	228,158,567	78,685,882	77,246,621	33,833,838
Net increase (decrease) in net assets from operations	246,073,039	130,649,763	99,611,038	70,630,277
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(56,659,482)	(16,891,200)	(45,372,691)	(9,161,719)
Total distributions to shareholders	(56,659,482)	(16,891,200)	(45,372,691)	(9,161,719)
CAPITAL TRANSACTIONS:
Shares sold	329,475,971	695,938,689	59,088,238	154,059,500
Shares issued from reinvestment of distributions	56,659,481	16,891,200	45,372,691	9,161,719
Shares redeemed	(162,002,637)	(279,493,920)	(66,078,425)	(149,727,633)
Net increase (decrease) in net assets from capital transactions	224,132,815	433,335,969	38,382,504	13,493,586
NET INCREASE (DECREASE) IN NET ASSETS	413,546,372	547,094,532	92,620,851	74,962,144
NET ASSETS:
Beginning of the period	2,596,311,517	2,049,216,985	996,855,498	921,893,354
End of the period	$3,009,857,889	$2,596,311,517	$ 1,089,476,349	$996,855,498
SHARES TRANSACTIONS
Shares sold	27,341,027	62,156,959	4,762,396	13,338,748
Shares issued from reinvestment of distributions	4,749,328	1,458,653	3,756,017	762,207
Shares redeemed	(13,366,046)	(25,086,121)	(5,309,934)	(12,982,160)
Total increase (decrease) in shares outstanding	18,724,309	38,529,491	3,208,479	1,118,795

The accompanying notes are an integral part of these financial statements.

40

Column Small Cap Select Fund
Financial Highlights

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.20	$11.92	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments(c)	2.04	0.31	1.87
Total from investment operations	2.11	0.38	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.10)	—
Net realized gains	(0.34)	—	—
Total distributions	(0.45)	(0.10)	—
Net asset value, end of period	$13.86	$12.20	$11.92
TOTAL RETURN(d)	17.55%	3.17%	19.20%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$1,731,416	$1,436,948	$1,062,775
Ratio of expenses to average net assets:
Before management fee waiver(f)	0.89%	0.94%	0.95%
After management fee waiver(f)	0.60%	0.65%	0.66%
Ratio of interest and borrowing expenses to average net assets(f)	0.00%(g)	—%	—%
Ratio of net investment income to average net assets after management fee waiver(f)	1.08%	0.64%	0.62%
Portfolio turnover rate(d)	56%	94%	54%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

41

Column Small Cap Fund
Financial Highlights

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.81	$11.63	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	0.94	0.37	1.56
Total from investment operations	0.99	0.47	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.12)	—
Net realized gains	(0.47)	(0.17)	—
Total distributions	(0.56)	(0.29)	—
Net asset value, end of period	$12.24	$11.81	$11.63
TOTAL RETURN(d)	8.69%	4.05%	16.30%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$514,442	$479,082	$429,222
Ratio of expenses to average net assets:
Before management fee waiver(f)	0.96%	0.99%	1.02%
After management fee waiver(f)	0.59%	0.62%	0.66%
Ratio of interest and borrowing expenses to average net assets(f)	0.00%(g)	—%	—%
Ratio of net investment income to average net assets after management fee waiver(f)	0.83%	0.88%	0.90%
Portfolio turnover rate(d)	34%	57%	36%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

42

Column Mid Cap Select Fund
Financial Highlights

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.90	$11.41	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	1.01	0.48	1.34
Total from investment operations	1.06	0.58	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.09)	—
Net realized gains	(0.15)	—	—
Total distributions	(0.25)	(0.09)	—
Net asset value, end of period	$12.71	$11.90	$11.41
TOTAL RETURN(d)	9.04%	5.10%	14.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,009,858	$2,596,312	$2,049,217
Ratio of expenses to average net assets:
Before management fee waiver(e)	0.80%	0.82%	0.84%
After management fee waiver(e)	0.50%	0.52%	0.54%
Ratio of net investment income to average net assets after management fee waiver(e)	0.84%	0.92%	0.93%
Portfolio turnover rate(d)	10%	26%	16%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

43

Column Mid Cap Fund
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.34	$11.57	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.11	0.08
Net realized and unrealized gain (loss) on investments(c)	1.15	0.77	1.49
Total from investment operations	1.20	0.88	1.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.11)	—
Net realized gains	(0.46)	(0.00)(d)	—
Total distributions	(0.57)	(0.11)	—
Net asset value, end of period	$12.97	$12.34	$11.57
TOTAL RETURN(e)	9.99%	7.67%	15.70%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$1,089,476	$996,855	$921,893
Ratio of expenses to average net assets:
Before management fee waiver(g)	0.84%	0.85%	0.88%
After management fee waiver(g)	0.47%	0.49%	0.52%
Ratio of interest and borrowing expenses to average net assets(g)	0.00%(h)	—%	—%
Ratio of net investment income to average net assets after management fee waiver(g)	0.89%	0.98%	1.04%
Portfolio turnover rate(e)	22%	49%	28%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

44

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Column Funds (the “Funds”) are comprised of the Column Small Cap Select Fund, the Column Small Cap Fund, the Column Mid Cap Select Fund, and the Column Mid Cap Fund, each representing a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund commenced operations on December 11, 2023. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and the initial public offering were paid by Mason Street Advisors, LLC (the “Adviser”), the Funds’ investment adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(A)
Investment Valuation. Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Forward currency contracts are valued at the mean between the bid and asked prices.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

45

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Foreign securities will be priced in their local currencies. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. Each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Adviser will regularly evaluate whether a Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

46

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of February 28, 2026:
Column Small Cap Select Fund

	Level 1	Level 2	Level 3**	Total
Common Stocks*	$1,614,444,995	$7,974,935	$—	$1,622,419,930
Real Estate Investment Trusts	18,742,220	—	—	18,742,220
Exchange Traded Funds	16,132,328	—	—	16,132,328
Rights	—	—	132,092	132,092
Money Market Funds	66,007,418	—	—	66,007,418
Total Investments in Securities	$1,715,326,961	$7,974,935	$132,092	$1,723,433,988

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Management has determined that since the value of Level 3 securities is less than 1% of total net assets and therefore immaterial, the reconciliation of Level 3 securities and quantitative valuation information is not shown for the period ended February 28, 2026.

Column Small Cap Fund

	Level 1	Level 2	Level 3***	Total
Common Stocks*	$480,165,338	$7,088,041	$490,084	$487,743,463
Real Estate Investment Trusts	5,278,993	—	—	5,278,993
Exchange Traded Funds	3,846,891	—	—	3,846,891
Rights	—	—	28,397	28,397
Warrants	1,167	—	—	1,167
Money Market Funds	17,230,328	—	—	17,230,328
Total Investments in Securities	$506,522,717	$7,088,041	$518,481	$514,129,239
Other Financial Instruments**
Forward Currency Contracts	$—	$(5,987)	$—	$(5,987)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

***
Management has determined that since the value of Level 3 securities is less than 1% of total net assets and therefore immaterial, the reconciliation of Level 3 securities and quantitative valuation information is not shown for the period ended February 28, 2026.

Column Mid Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,825,173,705	$—	$—	$2,825,173,705
Real Estate Investment Trusts	93,354,207	—	—	93,354,207
Money Market Funds	86,481,566	—	—	86,481,566
Total Investments in Securities	$3,005,009,478	$—	$—	$3,005,009,478

*	For further information regarding industry classifications, see the Schedule of Investments.

47

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Column Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,015,727,186	$13,758,462	$—	$1,029,485,648
Real Estate Investment Trusts	31,745,578	—	—	31,745,578
Preferred Stocks	—	1,198,786	—	1,198,786
Exchange Traded Funds	819,571	—	—	819,571
Warrants	3,461	—	—	3,461
Money Market Funds	24,335,981	—	—	24,335,981
Total Investments in Securities	$1,072,631,777	$14,957,248	$—	$1,087,589,025
Other Financial Instruments**
Forward Currency Contracts	$—	$(39,656)	$—	$(39,656)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

(B)
Foreign Securities and Currency Translations. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(C)
Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended August 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to

48

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the year ended August 31, 2025, and the period ended August 31, 2024.
(D)
Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

(E)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(F)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(G)
Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(H)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

(I)
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income,

49

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
expenses, assets, and performance are regularly monitored and assessed by both the President and Chief Investment Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
(J)
Derivative Instruments. As a non-principal investment strategy, the Funds may enter into forward currency contracts. This strategy is intended to minimize the risk of loss due to a decline in the value of the hedged currency, although it could also limit any potential gain from an increase in the value of the currency. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are considered derivatives and the Adviser and sub-advisers intend to limit each Fund’s investments in forward currency contracts in order for each Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act. As of February 28, 2026, the fair value of derivative instruments in the Funds is described below:

Column Small Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of February 28, 2026:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilites Location	Value	Statements of Assets and Liabilites Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$1,868	Unrealized depreciation on forward currency exchange contracts	$7,855
Total		$1,868		$7,855

The Effect of Derivative Instruments on the Statements of Operations for the period ended February 28, 2026:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Conracts	$7,116	Forward Currency Exchange Contracts	$(5,273)
Total	$7,116	Total	$(5,273)

Column Mid Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of February 28, 2026:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilites Location	Value	Statements of Assets and Liabilites Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$6,221	Unrealized depreciation on forward currency exchange contracts	$45,877
Total		$6,221	Total	$45,877

50

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The Effect of Derivative Instruments on the Statements of Operations for the period ended February 28, 2026

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Conracts	$(56,727)	Forward Currency Exchange Contracts	$81,200
Total	$(56,727)	Total	$81,200

The Funds are not subject to any Master Netting Arrangements; therefore, the Funds do not offset any assets or liabilities.
Volume Disclosures
The average monthly notional amount outstanding of forward currency exchange contracts during the period ended February 28, 2026, was as follows:

Column Small Cap Fund	$1,655,077
Column Mid Cap Fund	$13,800,962

The Column Small Cap Select Fund and Column Mid Cap Select Fund did not invest in any derivatives during the period ended February 28, 2026.
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal year ended August 31, 2025, and period ended August 31, 2024, was as follows:
Column Small Cap Select Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$9,387,328	$—
Long Term Capital gain	—	—
Total	$9,387,328	$—

Column Small Cap Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$11,046,164	$—
Long Term Capital gain	21,310	—
Total	$11,067,474	$—

Column Mid Cap Select Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$16,891,200	$—
Long Term Capital gain	—	—
Total	$16,891,200	$—

51

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Column Mid Cap Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$9,140,919	$—
Long Term Capital gain	20,800	—
Total	$9,161,719	$—

As of August 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Column Small Cap Select Fund	Column Small Cap Fund
Cost basis of investments for federal income tax purposes	$1,278,341,312	$439,664,880
Gross tax unrealized appreciation	$248,757,823	$75,832,398
Gross tax unrealized depreciation	(88,302,897)	(36,411,548)
Net tax unrealized appreciation	160,454,926	39,420,850
Undistributed ordinary income	4,757,403	5,597,805
Undistributed long-term capital gain	—	9,240,577
Distributable earnings	4,757,403	14,838,382
Other accumulated losses	(928,598)	(10,212)
Total distributable earnings	$164,283,731	$54,249,020

	Column Mid Cap Select Fund	Column Mid Cap Fund
Cost basis of investments for federal income tax purposes	$2,334,292,841	$871,065,957
Gross tax unrealized appreciation	$395,047,899	$172,019,776
Gross tax unrealized depreciation	(136,567,201)	(46,753,887)
Net tax unrealized appreciation	258,480,698	125,265,889
Undistributed ordinary income	13,752,902	4,833,298
Undistributed long-term capital gain	29,061,972	30,042,386
Distributable earnings	42,814,874	34,875,684
Other accumulated losses	(38,768)	(53,139)
Total distributable earnings	$301,256,804	$160,088,434

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, PFIC mark-to-market adjustments, and forward contracts mark-to-market adjustments.
At August 31, 2025, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term	Total
Column Small Cap Select Fund	$(894,330)	$—	$(894,330)
Column Small Cap Fund	—	—	—
Column Mid Cap Select Fund	—	—	—
Column Mid Cap Fund	—	—	—

52

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
During the year ended August 31, 2025, the Funds utilized the following capital loss carryovers to offset realized capital gains:

	Short-Term	Long-Term	Total
Column Small Cap Select Fund	$4,440,482	$—	$4,440,482
Column Small Cap Fund	—	—	—
Column Mid Cap Select Fund	6,231,497	—	6,231,497
Column Mid Cap Fund	951,744	—	951,744

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended August 31, 2025, the following reclassifications were made on the Statements of Assets and Liabilities due to permanent tax differences:

	Paid-in Capital	Total Distributable Earnings
Column Small Cap Select Fund	$—	$—
Column Small Cap Fund	—	—
Column Mid Cap Select Fund	—	—
Column Mid Cap Fund*	(4,893)	4,893

*	This reclassification is due to spin off and partnership adjustments.
4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mason Street Advisors, LLC to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services based on an annual rate equal to a percentage of each Fund’s average daily net assets, as set forth in the table below.

Column Small Cap Select Fund	0.78% on the first $250 million
0.76% on the next $250 million
0.74% on the next $500 million
0.72% over $1 billion
Column Small Cap Fund	0.78% on the first $250 million
0.76% on the next $250 million
0.74% on the next $500 million
0.72% over $1 billion
Column Mid Cap Select Fund	0.72% on the first $250 million
0.70% on the next $250 million
0.68% on the next $500 million
0.66% over $1 billion
Column Mid Cap Fund	0.72% on the first $250 million
0.70% on the next $250 million
0.68% on the next $500 million
0.66% over $1 billion

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed, through at least December 31, 2026, to waive its management fees with respect to each Fund to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-adviser(s) for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods.

53

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Pursuant to an Administrative Services Agreement, the Adviser also provides or procures management of certain of the Funds’ administrative affairs, including review of shareholder reports and other regulatory filings prepared by the Funds’ administrator; oversight of the Funds’ primary service providers; periodic due diligence reviews of the Funds’ primary service providers; coordination and negotiation of contracts and pricing relating to the Funds’ primary service providers; and such other duties or services necessary for the appropriate operation of the Funds that are incidental to the foregoing services. For such administrative services, under the Administrative Services Agreement, each Fund pays the Adviser an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of the Fund’s average daily net assets.
Sub-advisory services are provided to the Funds, pursuant to investment sub-advisory agreements between the Adviser and the below listed sub-advisers. Under the terms of these investment sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.
Column Small Cap Select Fund
Boston Partners Global Investors, Inc. (WPG Partners division)
Driehaus Capital Management LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Small Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc. (WPG Partners division)
Franklin Mutual Advisers, LLC
Kayne Anderson Rudnick Investment Management, LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Mid Cap Select Fund
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Kayne Anderson Rudnick Investment Management, LLC
Column Mid Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Invesco Advisers, Inc.
Kayne Anderson Rudnick Investment Management, LLC
5. SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan on behalf of the Funds to pay for shareholder support services from each Fund’s assets pursuant to a Shareholder Servicing Agreement at an annual rate not to exceed 0.10% of a Fund’s average daily net assets. Currently, the annual rate of the shareholder servicing fee being charged for each Fund is 0.06% of the Fund’s average daily net assets; however, the fee may be increased up to 0.10% of a Fund’s average daily net assets, at any time. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred by the Funds pursuant to the Shareholder Servicing Plan during the period ended February 28, 2026, as well as the fees owed as of February 28, 2026.

54

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)

	Fees Incurred	Fees Owed
Column Small Cap Select Fund	$470,707	$79,950
Column Small Cap Fund	$145,330	$23,732
Column Mid Cap Select Fund	$816,368	$136,549
Column Mid Cap Fund	$303,646	$49,199

6. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“U.S. Bank” or the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the period ended February 28, 2026, and owed as of February 28, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities.
The Funds also have a line of credit with U.S. Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services. During the period ended February 28, 2026, a Trustee of the Trust was affiliated with Fund Services and U.S. Bank.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended February 28, 2026, are listed in the following table. For the period ended February 28, 2026, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Column Small Cap Select Fund	$884,333,997	$855,028,604
Column Small Cap Fund	$161,087,482	$172,677,778
Column Mid Cap Select Fund	$451,782,160	$270,906,556
Column Mid Cap Fund	$219,052,093	$227,334,030

8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2026, Pershing LLC, for the benefit of its customers, held 100% of each Fund’s shares outstanding. Pershing LLC is the financial intermediary used by Northwestern Mutual Wealth Management Company’s advisory programs that offer the Funds’ shares.
9. LINE OF CREDIT
The Funds and U.S. Bank, N.A. entered into an umbrella line of credit agreement in the amount of up to $100,000,000, which matures on August 1, 2026. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Funds. The maximum borrowing cannot exceed 20% of the total market value or 33.33% of the net market value of a Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which as of February 28, 2026, was 6.75%. The Column Mid Cap Select Fund and Column Mid Cap Fund did not draw on the line of credit during the period ended February 28, 2026. The following table provides information regarding usage of

55

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
the line of credit for the Column Small Cap Select Fund and Column Small Cap Fund for the period ended February 28, 2026. The Funds did not have any outstanding balances on the line of credit at February 28, 2026.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Column Small Cap Select Fund	1	$234,000	6.75%	$44	$234,000	12/16/2025
Column Small Cap Fund	1	$5,000	7.00%	$1	$5,000	11/4/2025

10. SUBSEQUENT EVENTS
The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2026, through the date the financial statements were issued and determined there were no subsequent events that would require disclosure in the financial statements.
11. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
12. NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.

56

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements.
Not applicable.

57

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
TAX INFORMATION
For the fiscal year ended August 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Column Small Cap Select Fund	0.00%
Column Small Cap Fund	58.74%
Column Mid Cap Select Fund	0.00%
Column Mid Cap Fund	0.00%

For the fiscal year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Column Small Cap Select Fund	71.52%
Column Small Cap Fund	46.02%
Column Mid Cap Select Fund	100.00%
Column Mid Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025 were as follows:

Column Small Cap Select Fund	61.14%
Column Small Cap Fund	40.28%
Column Mid Cap Select Fund	100.00%
Column Mid Cap Fund	100.00%

58

Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Northwestern Mutual Investment Services, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 4, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	4/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	4/28/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	4/28/2026

* Print the name and title of each signing officer under his or her signature.